UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21323

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Limited Duration Income

Fund (EVV)

Annual Report

March 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Annual Report March 31, 2013

Eaton Vance

Limited Duration Income Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Report of Independent Registered Public Accounting Firm	51

Federal Tax Information	52

Annual Meeting of Shareholders	53

Dividend Reinvestment Plan	54

Management and Organization	56

Important Notices	59

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The 12-month period ended March 31, 2013 was a year dominated by central bank easing. The most aggressive action took place in developed-market countries that are burdened with debt. With their key policy rates already near zero, the U.S. Federal Reserve (the Fed), Bank of Japan and Bank of England relied on quantitative easing (QE) to try to reduce longer-term borrowing costs and spur economic growth. In particular, the Fed’s policies aimed at keeping interest rates low bolstered demand for U.S. government-backed investments during the period. In September 2012, the Fed announced its plan to keep policy rates at or near zero until at least mid-2015 and also announced further monetary stimulus with its third round of QE. This new QE3 program came in the form of open-ended U.S. government agency mortgage-backed security (MBS) purchases. Against this already favorable backdrop for high-quality fixed-income securities, investor demand for agency MBS further increased after the September 2012 announcement, with yield spreads compared to Treasuries tightening to their lows of the year.

Higher-risk securities delivered some of the strongest gains during the period, as investors chased yield in the low-rate environment. In particular, the U.S. corporate high-yield bond market generated a positive gain during the period, as measured by the BofA Merrill Lynch U.S. High Yield Index (High Yield Index)2. Favorable supply and demand conditions helped drive the advance. Investors who were frustrated by the ultralow yields offered by U.S. government bonds, wary of equity volatility and encouraged by improving macroeconomic developments poured money into high-yield bonds. Credit metrics on U.S. high-yield issuers remained solid, as default rates at the end of the period appeared to have stabilized at about half their longer-term average. Furthermore, overall leverage continued to be relatively low, and balance sheets generally were sound and liquid. Moderate economic growth appeared to be generating enough cash flow to comfortably meet debt service obligations for the most part, but subpar business activity continued to keep company managements cautious and not pursuing overly ambitious plans.

Throughout the period, the floating-rate market exhibited resilience amid low U.S. economic growth and uncertainty regarding U.S. fiscal policy. This resilience was due to favorable market technical and fundamental conditions. The net supply of floating-rate loans was moderate, as loan repayments by issuers helped offset new issue supply coming to market. Improved economic data and the Fed’s pledge to keep interest rates low appeared to have fueled investor demand for higher-yielding alternatives to government bonds. Other investors turned to floating-rate loans for protection against potentially rising interest rates. For the period, the modest growth in the overall supply of loans was easily absorbed due to widespread investor demand. In terms of market fundamentals, improving corporate balance sheets and better-than-expected earnings growth also helped bolster loans.

Fund Performance

For the 12-month period ended March 31, 2013, Eaton Vance Limited Duration Income Fund (the Fund) had total returns of 9.80% at net asset value (NAV) and 14.83% at market price. The leading driver of the Fund’s return during the period was its investment in high-yield bonds. Overall, the Fund received a benefit from its use of leverage3 during the 12-month period. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV and market price).

Among the Fund’s asset mix, high-yield bond investments outperformed the broader market during the period, as measured by the High Yield Index. Credit selection was key, particularly within the building materials, food/beverage/ tobacco and containers sectors of the market. Holdings within the three- to five-year duration7 range were the top contributors to performance for the period. Detracting from performance was the Fund’s BB-rated8 holdings as well as underweight positions in banks & thrifts, which was one of the top performing sectors in the High Yield Index.

The Fund’s investments in seasoned MBS outperformed the Treasury market, as measured by the BofA Merrill Lynch 1-10 Year U.S. Treasury Index (Treasury Index). The income from seasoned MBS more than offset the longer duration benefit of the Treasury Index during a period of falling Treasury yields.

The Fund’s floating-rate loan investments underperformed the loan market, as measured by the S&P/LSTA Leveraged Loan Index. The Fund’s bank loan holdings were slightly overweight BB-rated loans and underweight B-rated and CCC-rated loans in an environment that favored the lower-quality loans. Defaulted loans remained below 1% of Fund bank loan assets, lower than the market overall. Also, Fund bank loan performance was enhanced by market underweights in retailers and aerospace and defense, which were slightly offset by a market underweight in utilities.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Performance3

Portfolio Managers Scott H. Page, CFA, Payson F. Swaffield, CFA, Michael W. Weilheimer, CFA, Catherine McDermott, Andrew Szczurowski, CFA, and Eric A. Stein, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Fund at NAV	5/30/2003	9.80%	10.62%	7.82%
Fund at Market Price	—	14.83	13.77	7.97

% Premium/Discount to NAV
				1.42%

Distributions[4]
Total Distributions per share for the period				$1.243
Distribution Rate at NAV				7.24%
Distribution Rate at Market Price				7.14%

% Total Leverage[5]
Auction Preferred Shares (APS)				9.35%
Borrowings				21.16

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

BofA Merrill Lynch U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. BofA Merrill Lynch 1-10 Year U.S. Treasury Index is an unmanaged index of Treasury securities with maturities ranging from 1 to 10 years. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. S&P/ LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Performance results reflect the effects of leverage.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax- exempt income, net realized capital gains and return of capital.

[5]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund is required to maintain prescribed asset coverage for its APS and borrowings, which could be reduced if Fund asset values decline.

[6]	Asset allocation as a percentage of the Fund’s net assets amounted to 145.0%.
[7]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest-rate changes.

[8]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective December 6, 2012, Eric A. Stein became a portfolio manager of the Fund to replace Mark S. Venezia, who has retired from Eaton Vance. He joined Scott H. Page, Payson F. Swaffield, Michael W. Weilheimer, Catherine C. McDermott, and Andrew Szczurowski. Mr. Stein is a Vice President of Eaton Vance Management, the investment adviser to the Fund, and also co- manages other Eaton Vance portfolios.

4

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments

Senior Floating-Rate Interests — 53.0%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.0%
AVIO S.p.A.
Term Loan, 3.08%, Maturing June 14, 2017		650	$650,068
Term Loan, 3.87%, Maturing December 14, 2017	EUR	575	738,078
Term Loan, 3.95%, Maturing December 14, 2017		700	700,073
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019		896	909,380
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018		736	743,800
Term Loan, 6.25%, Maturing November 2, 2018		334	337,189
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017		469	474,152
Hawker Beechcraft Acquisition Company LLC
Term Loan, 5.75%, Maturing February 14, 2020		975	981,094
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015		919	689,412
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017		3,840	3,905,980
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 5, 2019		5,287	5,328,758
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		1,520	1,526,354
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		1,397	1,417,593
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017		605	609,695

			$19,011,626

Air Transport — 0.0%(2)
Evergreen International Aviation, Inc.
Term Loan, 0.00%, Maturing June 30, 2015(3)		897	$889,043

			$889,043

Automotive — 2.5%
Allison Transmission, Inc.
Term Loan, 3.21%, Maturing August 7, 2017		2,341	$2,352,243
Term Loan, 4.25%, Maturing August 23, 2019		4,419	4,480,673
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		967	981,001
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017		9,704	9,907,827
Federal-Mogul Corporation
Term Loan, 2.14%, Maturing December 29, 2014		3,978	3,729,101
Term Loan, 2.14%, Maturing December 28, 2015		3,535	3,313,322

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	6,775	$6,859,633
HHI Holdings LLC
Term Loan, 5.00%, Maturing October 5, 2018	4,071	4,116,858
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018	1,521	1,547,808
SRAM, LLC
Term Loan, 4.75%, Maturing June 7, 2018	3,013	3,020,203
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016	3,870	3,918,600
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019	920	928,428
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 15, 2017	3,575	3,594,366

		$48,750,063

Building and Development — 0.2%
Preferred Proppants, LLC
Term Loan, 9.00%, Maturing December 15, 2016	716	$669,402
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	2,007	2,029,230
Realogy Corporation
Term Loan, 3.23%, Maturing October 10, 2013	81	81,097
Term Loan, 4.50%, Maturing March 5, 2020	625	634,571
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	495	499,251

		$3,913,551

Business Equipment and Services — 4.9%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019	1,034	$1,048,695
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018	3,884	3,937,221
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017	3,092	3,139,289
Affinion Group, Inc.
Term Loan, 6.50%, Maturing October 9, 2016	3,468	3,396,840
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	1,534	1,547,369
Altegrity, Inc.
Term Loan, 3.20%, Maturing February 21, 2015	2,556	2,508,299
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019	898	914,583

5	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018		1,219	$1,227,966
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		675	676,907
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 16, 2018		722	725,187
Term Loan, 6.25%, Maturing October 23, 2018		173	174,045
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016		1,569	1,600,157
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		1,005	1,018,839
Catalina Marketing Corporation
Term Loan, 2.95%, Maturing October 1, 2014		1,938	1,943,362
ClientLogic Corporation
Term Loan, 7.06%, Maturing January 30, 2017		1,171	1,154,993
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019		549	554,111
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		522	527,272
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020		1,500	1,504,219
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		1,000	1,008,125
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018		2,102	1,824,788
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019		3,167	3,194,774
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020		575	577,875
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		1,973	1,993,152
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing January 25, 2020		513	517,007
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019		2,687	2,729,035
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018		4,228	4,257,567
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019		848	854,234
IMS Health Incorporated
Term Loan, 3.75%, Maturing August 25, 2017		1,757	1,778,292
Term Loan, 4.25%, Maturing September 1, 2017	EUR	3,641	4,693,983
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		3,716	3,763,297

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		2,000	$2,095,000
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017		692	692,175
Mitchell International, Inc.
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015		2,500	2,520,000
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		1,388	1,409,322
National CineMedia, LLC
Term Loan, 3.46%, Maturing November 23, 2019		575	580,510
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018		393	397,855
Term Loan, 4.50%, Maturing June 8, 2018		6,890	6,995,915
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018		1,642	1,664,324
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019		1,446	1,467,159
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		711	712,276
SunGard Data Systems, Inc.
Term Loan, 3.96%, Maturing February 28, 2017		192	193,103
Term Loan, 4.00%, Maturing March 8, 2020		10,125	10,264,219
SymphonyIRI Group, Inc.
Term Loan, 4.50%, Maturing December 1, 2017		884	895,306
Trans Union, LLC
Term Loan, 4.25%, Maturing February 10, 2019		2,684	2,721,362
Travelport LLC
Term Loan, 4.88%, Maturing August 21, 2015	EUR	739	929,957
Term Loan, 5.03%, Maturing August 21, 2015		207	205,907
Term Loan, 5.06%, Maturing August 21, 2015		649	647,188
Term Loan, 5.06%, Maturing August 21, 2015		803	800,197
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		129	130,468
Term Loan, 6.00%, Maturing July 28, 2017		660	666,566
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.25%, Maturing February 15, 2019		400	406,000
West Corporation
Term Loan, 4.25%, Maturing June 29, 2018		6,266	6,375,216

			$97,561,508

Cable and Satellite Television — 2.6%
Atlantic Broadband Finance, LLC
Term Loan, 4.50%, Maturing November 29, 2019		920	$935,906

6	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		396	$399,465
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		5,470	5,528,293
Charter Communications Operating, LLC
Term Loan, 4.00%, Maturing May 15, 2019		990	1,002,127
Crown Media Holdings, Inc.
Term Loan, 6.75%, Maturing July 14, 2018		450	456,107
CSC Holdings, Inc.
Term Loan, 1.95%, Maturing March 29, 2016		2,590	2,601,814
ION Media Networks, Inc.
Term Loan, 7.25%, Maturing July 31, 2018		998	1,004,981
Kabel Deutschland GmbH
Term Loan, 3.25%, Maturing February 1, 2019		1,100	1,106,973
Lavena Holdings 4 GmbH
Term Loan, 2.62%, Maturing March 6, 2015	EUR	2,045	2,605,833
Term Loan, 3.00%, Maturing March 4, 2016	EUR	2,045	2,605,833
Term Loan, 7.37%, Maturing March 6, 2017(4)	EUR	550	687,425
Term Loan - Second Lien, 4.12%, Maturing September 2, 2016	EUR	452	567,652
MCC Iowa LLC
Term Loan, 1.93%, Maturing January 30, 2015		2,298	2,301,138
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		1,799	1,817,866
Mediacom Illinois, LLC
Term Loan, 1.68%, Maturing January 30, 2015		4,536	4,538,220
Term Loan, 4.50%, Maturing October 23, 2017		997	1,005,950
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.71%, Maturing July 1, 2016	EUR	1,235	1,573,418
UPC Broadband Holding B.V.
Term Loan, 3.87%, Maturing December 31, 2016	EUR	4,531	5,828,925
Term Loan, 4.12%, Maturing December 29, 2017	EUR	1,962	2,524,736
UPC Financing Partnership
Term Loan, 3.70%, Maturing December 30, 2016		239	241,529
Term Loan, 3.70%, Maturing December 29, 2017		1,815	1,829,671
Term Loan, 4.00%, Maturing January 29, 2021		850	862,750
Virgin Media Investment Holdings Limited
Term Loan, Maturing February 15, 2020(5)	GBP	1,800	2,745,835
Term Loan, Maturing February 17, 2020(5)		6,950	6,923,937
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		349	353,053

			$52,049,437

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 1.7%
AI Chem & Cy S.C.A.
Term Loan, Maturing August 30, 2019(5)		346	$346,952
Term Loan, Maturing October 1, 2019(5)		179	180,017
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		1,076	1,096,590
Celanese U.S. Holdings LLC
Term Loan, 2.87%, Maturing October 31, 2016	EUR	1,332	1,715,426
Term Loan, 3.06%, Maturing October 31, 2016		1,327	1,339,917
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		275	279,125
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		744	751,819
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		549	554,825
Huntsman International, LLC
Term Loan, 2.74%, Maturing April 19, 2017		2,123	2,140,652
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		6,588	6,701,705
MacDermid, Inc.
Term Loan, 2.31%, Maturing April 11, 2014	EUR	688	880,811
Milacron LLC
Term Loan, Maturing March 28, 2020(5)		500	505,625
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		97	98,846
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		3,292	3,330,839
Schoeller Arca Systems Holding B.V.
Term Loan, 4.71%, Maturing November 16, 2015(6)	EUR	289	255,654
Term Loan, 4.71%, Maturing November 16, 2015(6)	EUR	824	728,916
Term Loan, 4.71%, Maturing November 16, 2015(6)	EUR	887	784,384
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		552	560,127
Taminco NV
Term Loan, 4.25%, Maturing February 15, 2019		396	400,710
Tronox, Inc.
Term Loan, 4.50%, Maturing March 13, 2020		2,500	2,537,052
U.S. Coatings Acquisition Inc.
Term Loan, 4.75%, Maturing February 3, 2020		4,325	4,387,418
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		3,948	3,992,067

			$33,569,477

Clothing / Textiles — 0.0%(2)
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019		492	$497,666

			$497,666

7	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Conglomerates — 1.0%
ISS Holdings A/S
Term Loan, Maturing March 15, 2018(5)	575	$577,516
Jarden Corporation
Term Loan, 2.70%, Maturing March 30, 2018	838	847,987
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019	650	653,250
Rexnord LLC
Term Loan, 4.50%, Maturing April 2, 2018	4,370	4,422,637
RGIS Services, LLC
Term Loan, 4.53%, Maturing October 18, 2016	1,974	1,996,512
Term Loan, 5.50%, Maturing October 18, 2017	1,460	1,483,066
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	444	446,968
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	1,500	1,496,250
Spectrum Brands, Inc.
Term Loan, 4.50%, Maturing December 17, 2019	4,589	4,652,069
Walter Energy, Inc.
Term Loan, 5.75%, Maturing April 2, 2018	3,138	3,160,974

		$19,737,229

Containers and Glass Products — 0.9%
Berry Plastics Holding Corporation
Term Loan, 2.20%, Maturing April 3, 2015	5,400	$5,431,309
Term Loan, 3.50%, Maturing February 4, 2020	2,600	2,598,840
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017	2,968	3,006,512
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	496	497,491
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018	5,149	5,230,038
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018	566	575,756
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018	672	681,140

		$18,021,086

Cosmetics / Toiletries — 0.4%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019	3,151	$3,185,220
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.20%, Maturing November 28, 2014	1,900	1,668,833

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries (continued)
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019		354	$359,641
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 18, 2020		2,650	2,681,469

			$7,895,163

Drugs — 0.5%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		990	$1,002,375
Term Loan, 5.50%, Maturing February 10, 2017		1,733	1,750,245
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019		1,269	1,284,354
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016		604	611,173
Term Loan, 4.25%, Maturing March 15, 2018		605	613,586
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018		743	753,771
Term Loan, 4.25%, Maturing March 15, 2018		1,706	1,731,585
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018		1,344	1,364,509

			$9,111,598

Ecological Services and Equipment — 0.2%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019		3,616	$3,660,685
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(6)		41	42,725
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019		574	582,345
Viking Consortium Borrower Limited
Term Loan - Second Lien, 6.68%, Maturing March 31, 2016(4)	GBP	532	216,381

			$4,502,136

Electronics / Electrical — 3.8%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018		1,445	$1,473,145
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016		2,472	2,506,405
Attachmate Corporation
Term Loan, 7.27%, Maturing November 22, 2017		3,605	3,647,440
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		695	698,017

8	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018	3,250	$3,286,115
CompuCom Systems, Inc.
Term Loan, 6.50%, Maturing October 4, 2018	873	884,450
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	1,253	1,263,240
DG FastChannel, Inc.
Term Loan, 7.25%, Maturing July 26, 2018	1,452	1,437,910
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018	2,751	2,788,933
Edwards (Cayman Islands II) Limited
Term Loan, Maturing May 31, 2016(5)	1,675	1,678,141
Eze Castle Software Inc.
Term Loan, Maturing February 22, 2020(5)	525	532,219
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing March 2, 2020	3,525	3,552,541
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	374	377,336
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	8,671	8,831,647
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 15, 2019	1,150	1,154,312
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	2,040	2,076,720
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020	1,497	1,511,530
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	2,524	2,585,010
Term Loan, 4.75%, Maturing January 11, 2020	2,569	2,630,637
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 29, 2019	785	784,667
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	3,092	3,157,960
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	675	707,063
SafeNet Inc.
Term Loan, 2.70%, Maturing April 12, 2014	241	241,761
Semtech Corporation
Term Loan, 4.25%, Maturing March 20, 2017	422	427,085
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	4,704	4,761,831
Serena Software, Inc.
Term Loan, 4.20%, Maturing March 10, 2016	3,206	3,228,143
Term Loan, 5.00%, Maturing March 10, 2016	350	352,333

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	3,032	$3,056,736
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	669	676,760
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	1,241	1,259,543
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	1,901	1,931,822
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018	895	906,204
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	129	131,328
Term Loan, 5.00%, Maturing June 7, 2019	1,249	1,264,823
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	1,421	1,442,759
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	675	686,813
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	224	225,390
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	2,031	2,052,410
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 24, 2019	1,796	1,817,944
Term Loan - Second Lien, 9.25%, Maturing April 24, 2020	500	510,000
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	3,577	3,613,459

		$76,152,582

Equipment Leasing — 0.3%
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	875	$880,833
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	1,300	1,309,750
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	3,475	3,496,719

		$5,687,302

Financial Intermediaries — 2.5%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	875	$890,313
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	1,289	1,301,953
Citco Funding LLC
Term Loan, 4.25%, Maturing May 23, 2018	3,277	3,285,341

9	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	1,646	$1,662,334
First Data Corporation
Term Loan, 5.20%, Maturing March 24, 2017	1,000	1,008,672
Term Loan, 4.20%, Maturing March 23, 2018	3,000	2,995,875
Term Loan, 5.20%, Maturing September 24, 2018	3,850	3,885,693
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	2,092	2,084,343
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 23, 2018	736	741,772
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	1,009	1,016,316
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	973	979,057
LPL Holdings, Inc.
Term Loan, 2.70%, Maturing March 29, 2017	784	786,297
Term Loan, 4.00%, Maturing March 29, 2019	3,094	3,124,687
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	1,085	1,104,432
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 31, 2020	1,110	1,119,387
Moneygram International, Inc
Term Loan, Maturing March 20, 2020(5)	550	554,985
Nuveen Investments, Inc.
Term Loan, 5.20%, Maturing May 13, 2017	7,745	7,895,304
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	3,475	3,535,812
Oz Management LP
Term Loan, 1.70%, Maturing November 15, 2016	1,361	1,259,696
RJO Holdings Corp.
Term Loan, 6.21%, Maturing December 10, 2015(6)	32	26,494
Term Loan, 6.96%, Maturing December 10, 2015(6)	1,016	782,656
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018	3,696	3,739,281
Term Loan, 4.00%, Maturing November 9, 2018	1,977	2,000,150
Transfirst Holdings, Inc.
Term Loan, 6.25%, Maturing December 27, 2017	998	1,015,580
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019	495	497,630
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017	1,919	1,956,089

		$49,250,149

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products — 2.5%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		2,394	$2,432,903
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019		1,393	1,409,987
Clearwater Seafoods Limited Partnership
Term Loan, 6.76%, Maturing June 6, 2018		1,084	1,095,000
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		5,834	5,891,542
Dole Food Company Inc.
Term Loan, 6.00%, Maturing July 6, 2018		1,049	1,053,326
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018		1,269	1,281,311
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		1,097	1,100,042
HJ Heinz Co.
Term Loan, Maturing March 27, 2020(5)		12,925	13,052,634
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		3,041	3,067,762
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		1,348	1,370,706
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		9,496	9,625,139
Pinnacle Foods Finance LLC
Term Loan, 4.75%, Maturing October 17, 2018		297	300,129
Term Loan, 4.75%, Maturing October 17, 2018		6,575	6,651,632
Solvest Ltd.
Term Loan, 6.00%, Maturing July 6, 2018		1,877	1,884,901

			$50,217,014

Food Service — 2.0%
Aramark Corporation
Term Loan, 3.70%, Maturing July 26, 2016		3,742	$3,770,735
Term Loan, 3.71%, Maturing July 26, 2016		137	138,109
Term Loan, 3.71%, Maturing July 26, 2016		246	247,982
Term Loan, 3.76%, Maturing July 26, 2016		1,696	1,709,540
Term Loan, 4.01%, Maturing July 26, 2016	GBP	950	1,421,825
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		473	474,988
Buffets, Inc.
Term Loan, 0.31%, Maturing April 22, 2015(6)		134	133,878
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		2,637	2,676,016
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018		898	907,288

10	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		1,670	$1,695,547
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		3,296	3,339,763
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018		2,882	2,908,832
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018		687	698,763
OSI Restaurant Partners, LLC
Term Loan, 4.75%, Maturing October 24, 2019		2,852	2,895,831
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		945	958,247
Sagittarius Restaurants, LLC
Term Loan, 7.75%, Maturing May 18, 2015		451	455,368
Term Loan, Maturing September 28, 2018(5)		750	742,500
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		7,247	7,356,726
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 15, 2019		3,350	3,372,090
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		3,035	3,071,589

			$38,975,617

Food / Drug Retailers — 1.4%
Albertson’s, LLC
Term Loan, 5.75%, Maturing March 21, 2016		900	$916,474
Alliance Boots Holdings Limited
Term Loan, 3.59%, Maturing July 10, 2017	EUR	1,000	1,278,303
Term Loan, 3.99%, Maturing July 10, 2017	GBP	5,950	8,951,729
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		6,393	6,456,562
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		473	480,884
Rite Aid Corporation
Term Loan, 4.25%, Maturing February 21, 2020		3,825	3,870,024
Term Loan, 5.75%, Maturing August 21, 2020		550	571,083
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018		742	749,384
Term Loan, 6.00%, Maturing April 18, 2018		1,340	1,349,924
Supervalu Inc.
Term Loan, 6.25%, Maturing March 21, 2019		2,750	2,801,807

			$27,426,174

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care — 5.9%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		470	$475,834
Term Loan, 4.25%, Maturing June 30, 2017		3,254	3,292,606
Term Loan, 4.75%, Maturing June 30, 2017		593	599,536
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		1,195	1,198,110
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		1,939	1,958,719
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		1,746	1,778,355
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019		524	532,525
Biomet Inc.
Term Loan, 4.01%, Maturing July 25, 2017		3,759	3,801,740
BSN Medical Acquisition Holding GmbH
Term Loan, 5.00%, Maturing August 28, 2019		625	632,292
Catalent Pharma Solutions Inc.
Term Loan, 3.70%, Maturing September 15, 2016		1,080	1,089,509
Term Loan, 4.12%, Maturing September 15, 2016	EUR	1,885	2,435,921
Term Loan, 4.25%, Maturing September 15, 2017		1,639	1,657,163
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 22, 2019		1,703	1,727,003
Community Health Systems, Inc.
Term Loan, 3.79%, Maturing January 25, 2017		7,104	7,189,679
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016		1,495	1,522,067
CRC Health Corporation
Term Loan, 4.78%, Maturing November 16, 2015		1,160	1,165,413
DaVita, Inc.
Term Loan, 4.00%, Maturing November 1, 2019		3,317	3,355,297
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017		1,454	1,480,334
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		1,964	1,903,942
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018		842	853,860
Emergency Medical Services Corporation
Term Loan, 4.00%, Maturing May 25, 2018		4,311	4,370,187
Fresenius US Finance I Inc.
Term Loan, 3.25%, Maturing September 10, 2014		350	351,498
Term Loan, 3.25%, Maturing September 10, 2014		613	615,340
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017		4,676	4,730,508
HCA, Inc.
Term Loan, 3.53%, Maturing March 31, 2017		5,961	6,020,626
Term Loan, 3.45%, Maturing May 1, 2018		2,152	2,172,286

11	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018	4,162	$4,206,384
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	2,015	2,045,308
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	3,312	3,362,224
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	1,866	1,851,718
Term Loan, 7.75%, Maturing May 15, 2018	1,259	1,250,648
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017	3,046	3,082,036
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	848	856,884
Term Loan, 5.25%, Maturing June 1, 2018	1,023	1,033,788
Kinetic Concepts, Inc.
Term Loan, 5.50%, Maturing May 4, 2018	6,191	6,310,592
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	597	612,671
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	663	669,882
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017	853	855,283
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	767	772,859
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	558	561,382
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 18, 2017	3,035	3,073,666
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	594	596,970
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019	948	955,917
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017	2,424	2,438,214
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	3,541	3,590,924
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.00%, Maturing April 30, 2018	323	325,183
Radnet Management, Inc.
Term Loan, 5.50%, Maturing September 30, 2018	1,592	1,612,895
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019	700	707,219
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018	3,193	3,225,037

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018		695	$702,229
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		1,547	1,560,495
Truven Health Analytics Inc.
Term Loan, 5.75%, Maturing June 1, 2019		1,816	1,847,630
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		507	512,352
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019		1,888	1,907,298
Term Loan, 3.50%, Maturing December 11, 2019		4,015	4,054,565
Vanguard Health Holding Company II, LLC
Term Loan, 3.75%, Maturing January 29, 2016		1,219	1,235,862
VWR Funding, Inc.
Term Loan, 4.20%, Maturing April 3, 2017		1,796	1,817,944
Term Loan, 4.45%, Maturing April 3, 2017		2,114	2,141,481

			$116,687,890

Home Furnishings — 0.4%
Oreck Corporation
Term Loan - Second Lien, 3.78%, Maturing March 19, 2016(6)		527	$482,292
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019		3,775	3,832,410
Sofia III S.a.r.l.
Term Loan, 2.62%, Maturing June 24, 2016	EUR	374	440,800
Tempur-Pedic International Inc.
Term Loan, 5.00%, Maturing December 12, 2019		2,045	2,076,096

			$6,831,598

Industrial Equipment — 0.6%
Alliance Laundry Systems LLC
Term Loan, 4.50%, Maturing December 7, 2018		423	$425,755
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 28, 2020		1,350	1,371,094
Colfax Corporation
Term Loan, 3.25%, Maturing January 11, 2019		723	728,724
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018		1,495	1,534,329
Grede LLC
Term Loan, 7.02%, Maturing April 3, 2017		1,066	1,073,995
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		2,813	2,850,411

12	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Kion Group GmbH
Term Loan, 2.62%, Maturing December 29, 2015(4)	EUR	340	$436,129
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		137	138,522
Schaeffler AG
Term Loan, Maturing January 27, 2017(5)		975	987,188
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		1,050	1,053,499
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		646	653,623

			$11,253,269

Insurance — 1.5%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		2,294	$2,322,212
AmWINS Group, Inc.
Term Loan, 5.00%, Maturing September 6, 2019		4,239	4,294,135
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		619	622,617
Term Loan, 5.50%, Maturing December 8, 2016		945	952,025
Asurion LLC
Term Loan - Second Lien, 4.50%, Maturing May 24, 2019		10,623	10,721,864
CCC Information Services, Inc.
Term Loan, 5.25%, Maturing December 20, 2019		349	355,235
CNO Financial Group, Inc.
Term Loan, 4.25%, Maturing September 28, 2016		1,013	1,024,313
Term Loan, 5.00%, Maturing September 20, 2018		2,867	2,915,683
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019		2,494	2,519,728
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019		1,721	1,755,101
Hub International Limited
Term Loan, 4.70%, Maturing June 13, 2017		1,132	1,143,912
Sedgwick CMS Holdings, Inc.
Term Loan, 4.00%, Maturing December 30, 2016		656	665,391

			$29,292,216

Leisure Goods / Activities / Movies — 2.0%
AMC Entertainment, Inc.
Term Loan, 4.25%, Maturing December 15, 2016		1,637	$1,652,603
Term Loan, 4.75%, Maturing February 22, 2018		1,012	1,020,913
Bombardier Recreational Products, Inc.
Term Loan, 5.00%, Maturing January 22, 2019		6,075	6,142,712

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 16, 2020		224	$226,495
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020		1,500	1,521,094
ClubCorp Club Operations, Inc.
Term Loan, 5.00%, Maturing November 30, 2016		1,897	1,931,722
Delta 2 (LUX) S.a.r.l.
Term Loan, 6.00%, Maturing April 30, 2019		2,079	2,108,754
Equinox Holdings, Inc.
Term Loan, 5.50%, Maturing February 5, 2020		1,350	1,374,469
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		5,594	5,644,935
Regal Cinemas, Inc.
Term Loan, 3.23%, Maturing August 23, 2017		3,910	3,952,154
Revolution Studios Distribution Company, LLC
Term Loan, 3.96%, Maturing December 21, 2014(6)		1,230	1,022,425
Term Loan - Second Lien, 7.21%, Maturing June 21, 2015(6)		2,050	1,091,625
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.93%, Maturing February 17, 2016		925	929,621
Term Loan, 4.00%, Maturing August 17, 2017		1,522	1,536,121
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018		3,174	3,222,368
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		2,416	2,450,646
WMG Acquisition Corp.
Term Loan, 5.25%, Maturing November 1, 2018		593	603,609
Zuffa LLC
Term Loan, 5.75%, Maturing February 20, 2020		3,516	3,568,930

			$40,001,196

Lodging and Casinos — 1.3%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		1,683	$1,709,297
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		980	989,340
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		1,197	1,223,838
Term Loan, 5.45%, Maturing January 26, 2018		5,739	5,331,715
Gala Group LTD
Term Loan, 5.50%, Maturing May 25, 2018	GBP	2,775	4,189,829
Isle of Capri Casinos, Inc.
Term Loan, 4.85%, Maturing March 24, 2017		256	257,637

13	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Las Vegas Sands LLC
Term Loan, 2.71%, Maturing November 23, 2016	610	$612,630
Term Loan, 2.71%, Maturing November 23, 2016	2,238	2,246,726
LodgeNet Entertainment Corporation
Term Loan, 6.75%, Maturing April 4, 2014	529	411,886
MGM Resorts International
Term Loan, 3.28%, Maturing December 20, 2017	1,995	2,002,481
Term Loan, 4.25%, Maturing December 20, 2019	4,491	4,572,254
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018	1,080	1,090,830
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019	594	599,198
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018	149	150,356

		$25,388,017

Nonferrous Metals / Minerals — 0.7%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018	3,078	$3,133,594
Constellium Holdco B.V.
Term Loan, 6.25%, Maturing March 25, 2020	650	667,875
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017	3,442	3,468,150
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	1,040	1,057,042
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	3,291	3,339,702
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.70%, Maturing May 8, 2016	1,253	1,261,926
United Distribution Group, Inc.
Term Loan, 7.50%, Maturing October 9, 2018	1,240	1,187,300
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019	500	477,500

		$14,593,089

Oil and Gas — 1.6%
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	437	$441,701
Term Loan, 9.00%, Maturing June 23, 2017	426	435,110
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018	1,104	1,126,321
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	2,725	2,743,168

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016		1,579	$1,504,381
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018		2,450	2,487,004
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020		8,813	8,925,321
Obsidian Holdings LLC
Term Loan, 6.75%, Maturing November 2, 2015		1,613	1,613,342
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		2,044	2,064,493
Plains Exploration & Production
Term Loan, 4.00%, Maturing November 30, 2019		2,150	2,158,063
Ruby Western Pipeline Holdings, LLC
Term Loan, Maturing March 27, 2020(5)		575	582,906
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018		900	913,050
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019		2,173	2,209,162
Term Loan, 5.00%, Maturing September 25, 2019		176	178,802
Term Loan, 5.00%, Maturing September 25, 2019		288	292,732
Tallgrass Operations, LLC
Term Loan, 5.25%, Maturing November 13, 2018		2,369	2,412,495
Tervita Corporation
Term Loan, 6.25%, Maturing May 1, 2018		2,000	2,026,562

			$32,114,613

Publishing — 2.1%
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017		3,035	$3,031,702
Aster Zweite Beteiligungs GmbH
Term Loan, 5.48%, Maturing December 31, 2014	EUR	429	551,252
Term Loan, 5.48%, Maturing December 31, 2014	EUR	479	616,148
Term Loan, 5.55%, Maturing December 31, 2014		243	243,834
Term Loan, 5.55%, Maturing December 31, 2014		655	657,099
Term Loan - Second Lien, 7.87%, Maturing June 30, 2016	EUR	1,507	1,856,338
Cengage Learning Acquisitions, Inc.
Term Loan, 2.71%, Maturing July 3, 2014		1,637	1,267,878
GateHouse Media Operating, Inc.
Term Loan, 2.21%, Maturing August 28, 2014		2,887	1,064,472
Term Loan, 2.21%, Maturing August 28, 2014		4,098	1,511,306
Term Loan, 2.46%, Maturing August 28, 2014		953	351,242

14	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	9,202	$9,352,288
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018	4,647	4,706,506
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 4, 2018	698	710,469
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018	6,967	7,048,115
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019	1,000	970,000
MediaNews Group
Term Loan, 8.50%, Maturing March 19, 2014	61	61,711
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018	850	854,250
Nelson Education Ltd.
Term Loan, 2.78%, Maturing July 3, 2014	624	496,062
Nielsen Finance LLC
Term Loan, 2.95%, Maturing May 2, 2016	1,960	1,981,668
Penton Media, Inc.
Term Loan, 6.00%, Maturing August 1, 2014	968	936,055
Source Interlink Companies, Inc.
Term Loan, 15.00%, Maturing March 18, 2014(4)(6)	994	165,424
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013(6)	1,105	881,361
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014	13	12,239
Term Loan, 8.00%, Maturing September 29, 2014	25	24,601
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019	1,995	2,016,446

		$41,368,466

Radio and Television — 1.4%
Clear Channel Communications, Inc.
Term Loan, 3.85%, Maturing January 29, 2016	758	$673,909
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018	4,490	4,553,082
Term Loan - Second Lien, 7.50%, Maturing September 16, 2019	1,000	1,040,000
Entercom Radio, LLC
Term Loan, 5.01%, Maturing November 23, 2018	531	542,033
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017	2,266	2,309,927
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019	530	538,795

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		593	$600,650
Local TV Finance, LLC
Term Loan, 4.21%, Maturing May 7, 2015		1,712	1,733,423
Mission Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		461	469,207
Nexstar Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		1,089	1,109,855
Nine Entertainment Group Limited
Term Loan, 3.50%, Maturing January 17, 2020		1,875	1,882,911
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		909	922,445
Sinclair Television Group Inc.
Term Loan, 5.25%, Maturing October 28, 2016		752	755,533
Tyrol Acquisitions 2 SAS
Term Loan, 4.12%, Maturing January 29, 2016	EUR	758	908,834
Term Loan, 4.12%, Maturing January 29, 2016	EUR	758	908,834
Univision Communications Inc.
Term Loan, 4.75%, Maturing March 2, 2020		6,725	6,773,169
Weather Channel
Term Loan, 3.50%, Maturing February 7, 2017		1,249	1,268,021

			$26,990,628

Retailers (Except Food and Drug) — 2.3%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		2,319	$2,353,422
B&M Retail Limited
Term Loan, 5.99%, Maturing February 18, 2020	GBP	1,300	1,957,013
Bass Pro Group, LLC
Term Loan, 4.04%, Maturing November 20, 2019		1,571	1,589,392
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		698	708,174
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		720	731,265
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		1,300	1,312,686
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		1,045	1,059,115
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		3,650	3,696,752
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		4,096	4,133,541
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		4,025	4,073,618

15	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		839	$849,867
Neiman Marcus Group, Inc. (The)
Term Loan, 4.00%, Maturing May 16, 2018		5,325	5,382,910
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.43%, Maturing September 27, 2019		524	528,925
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		2,671	2,694,182
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		499	507,466
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,434	2,467,676
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		1,667	1,686,189
Term Loan, 4.25%, Maturing August 7, 2019		572	579,187
ServiceMaster Company
Term Loan, 4.46%, Maturing January 31, 2017		3,163	3,199,457
Term Loan, 4.25%, Maturing April 1, 2017		1,771	1,789,375
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		1,258	1,222,746
Vivarte SA
Term Loan, 2.42%, Maturing March 9, 2015	EUR	31	34,801
Term Loan, 2.42%, Maturing March 9, 2015	EUR	122	135,338
Term Loan, 2.42%, Maturing March 9, 2015	EUR	781	869,256
Term Loan, 2.92%, Maturing March 8, 2016	EUR	31	34,801
Term Loan, 2.92%, Maturing March 8, 2016	EUR	122	135,338
Term Loan, 2.92%, Maturing March 8, 2016	EUR	781	869,256
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		658	669,642

			$45,271,390

Steel — 0.8%
Ameriforge Group, Inc.
Term Loan, 6.00%, Maturing December 19, 2019		623	$632,399
Term Loan - Second Lien, 9.75%, Maturing December 18, 2020		225	231,750
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		2,338	2,396,706
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		8,214	8,320,812
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		374	378,738
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		637	643,773

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Steel (continued)
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013		875	$882,656
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		167	167,671
Waupaca Foundry, Inc.
Term Loan, 5.75%, Maturing June 29, 2017		1,773	1,799,339
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		697	706,948

			$16,160,792

Surface Transport — 0.5%
Avis Budget Car Rental, LLC
Term Loan, 3.75%, Maturing March 15, 2019		700	$708,744
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		1,000	991,250
Term Loan, 3.75%, Maturing March 9, 2018		3,283	3,308,650
Term Loan, 3.75%, Maturing March 11, 2018		2,968	3,012,693
Swift Transportation Co. Inc.
Term Loan, 2.95%, Maturing December 21, 2016		1,086	1,096,572
Term Loan, 4.00%, Maturing December 21, 2017		1,232	1,251,072

			$10,368,981

Telecommunications — 2.3%
Arris Group, Inc.
Term Loan, Maturing February 7, 2020(5)		1,275	$1,278,984
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		911	922,514
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		524	527,779
Term Loan, Maturing February 21, 2020(5)		2,575	2,594,714
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		1,901	1,925,650
Intelsat Jackson Holdings Ltd.
Term Loan, 4.50%, Maturing April 2, 2018		11,140	11,328,196
IPC Systems, Inc.
Term Loan, 2.76%, Maturing May 31, 2014	GBP	1,100	1,638,480
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		7,061	7,094,941
Mitel Networks Corporation
Term Loan, 7.00%, Maturing February 27, 2019		900	913,500
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		572	571,767

16	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	1,007	$1,019,651
Term Loan, 3.75%, Maturing September 27, 2019	474	480,920
Syniverse Holdings, Inc.
Term Loan, 1.00%, Maturing April 23, 2019(7)	2,475	2,481,187
Term Loan, 5.00%, Maturing April 23, 2019	1,935	1,950,496
Telesat LLC
Term Loan, 5.50%, Maturing March 28, 2019	5,915	5,970,771
TNS, Inc.
Term Loan, 5.00%, Maturing February 15, 2020	1,100	1,102,063
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019	993	1,004,906
Term Loan, 3.50%, Maturing January 23, 2020	3,591	3,631,399

		$46,437,918

Utilities — 1.2%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	2,976	$3,022,508
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	1,007	1,022,011
Term Loan, 4.00%, Maturing April 2, 2018	2,597	2,635,550
Term Loan, 4.00%, Maturing October 9, 2019	4,876	4,946,804
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016	450	471,049
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016	2,255	2,355,065
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	776	787,471
NRG Energy, Inc.
Term Loan, 3.25%, Maturing July 2, 2018	4,667	4,736,295
Raven Power Finance, LLC
Term Loan, 7.25%, Maturing November 15, 2018	574	586,468
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.73%, Maturing October 10, 2017	5,000	3,562,203

		$24,125,424

Total Senior Floating-Rate Interests (identified cost $1,049,561,315)		$1,050,103,908

Corporate Bonds & Notes — 51.4%

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.5%
GenCorp, Inc.
7.125%, 3/15/21(8)	1,395	$1,478,700
Huntington Ingalls Industries, Inc., Sr. Notes
7.125%, 3/15/21	2,025	2,212,312
TransDigm, Inc., Sr. Sub. Notes
7.75%, 12/15/18	5,030	5,545,575

		$9,236,587

Agriculture — 0.0%(2)
Cargill, Inc., Sr. Notes
4.10%, 11/1/42(8)	360	$347,769
Lorillard Tobacco Co., Sr. Notes
7.00%, 8/4/41	500	595,260

		$943,029

Automotive — 0.9%
Affinia Group, Inc., Sr. Notes
10.75%, 8/15/16(8)	2,635	$2,865,563
American Axle & Manufacturing, Inc., Sr. Notes
9.25%, 1/15/17(8)	1,044	1,151,010
Chrysler Group, LLC
8.25%, 6/15/21	2,640	2,960,100
Continental Rubber of America Corp., Sr. Notes
4.50%, 9/15/19(8)	1,130	1,161,075
General Motors Financial Co., Inc., Sr. Notes
4.75%, 8/15/17(8)	1,615	1,686,651
Kia Motors Corp., Sr. Notes
3.625%, 6/14/16(8)	1,400	1,481,430
Navistar International Corp., Sr. Notes
8.25%, 11/1/21	3,190	3,265,762
Tomkins, LLC/Tomkins, Inc.
9.00%, 10/1/18	803	898,356
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes
10.625%, 9/1/17(8)	2,821	3,159,520

		$18,629,467

Banks and Thrifts — 1.0%
Banco do Brasil SA, Sr. Notes
6.25% to 4/15/24, 12/29/49(8)(9)	750	$740,625
Bank of America Corp., Sr. Notes
MTN, 3.30%, 1/11/23	300	296,652

17	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Banks and Thrifts (continued)
Bank of America NA, Sr. Notes
7.625%, 6/1/19	400	$509,020
Bank One Michigan
8.25%, 11/1/24	1,375	1,931,871
Barclays Bank PLC
6.05%, 12/4/17(8)	1,300	1,455,557
Citigroup, Inc.
6.625%, 6/15/32	800	957,635
CNH Capital, LLC, Sr. Notes
3.875%, 11/1/15	1,070	1,102,100
6.25%, 11/1/16	2,055	2,281,050
Countrywide Financial Corp.
6.25%, 5/15/16	1,000	1,114,726
Fifth Third Bancorp
8.25%, 3/1/38	360	500,591
First Niagara Financial Group, Inc.
7.25%, 12/15/21	945	1,153,543
Goldman Sachs Group, Inc. (The), Sr. Notes
6.00%, 6/15/20	875	1,034,788
HBOS PLC
6.75%, 5/21/18(8)	1,470	1,641,925
HSBC Holdings PLC
6.50%, 5/2/36	425	523,494
Regions Bank
6.45%, 6/26/37	750	815,625
Regions Financial Corp., Sr. Notes
5.75%, 6/15/15	450	488,550
Standard Chartered Bank
6.40%, 9/26/17(8)	1,075	1,256,078
Zions Bancorporation
6.00%, 9/15/15	1,600	1,687,354

		$19,491,184

Beverage and Tobacco — 0.1%
Constellation Brands, Inc., Sr. Notes
6.00%, 5/1/22	1,530	$1,679,175
Innovation Ventures LLC/Innovation Ventures Finance Corp., Sr. Notes
9.50%, 8/15/19(8)	920	779,700

		$2,458,875

Brokers, Dealers and Investment Houses — 0.5%
Alliance Data Systems Corp., Sr. Notes
6.375%, 4/1/20(8)	1,210	$1,309,825

Security	Principal Amount* (000’s omitted)	Value

Brokers, Dealers and Investment Houses (continued)
BP Capital Markets PLC, Sr. Notes
3.561%, 11/1/21	800	$851,468
E*TRADE Financial Corp., Sr. Notes
6.00%, 11/15/17	295	310,119
6.375%, 11/15/19	1,015	1,078,438
Macquarie Bank, Ltd.
6.625%, 4/7/21(8)	550	615,909
Morgan Stanley, Sr. Notes
7.30%, 5/13/19	1,300	1,611,590
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., Sr. Notes
5.625%, 3/15/20(8)	4,335	4,562,587

		$10,339,936

Building and Development — 1.6%
Brookfield Residential Properties, Inc., Sr. Notes
6.50%, 12/15/20(8)	1,555	$1,671,625
CB Richard Ellis Service, Inc., Sr. Notes
6.625%, 10/15/20	3,270	3,564,300
CB Richard Ellis Service, Inc., Sr. Sub. Notes
11.625%, 6/15/17	9,165	9,909,656
HD Supply, Inc., Sr. Notes
8.125%, 4/15/19	825	936,375
7.50%, 7/15/20(8)	2,965	3,128,075
11.50%, 7/15/20	1,005	1,193,438
Interface, Inc., Sr. Notes
7.625%, 12/1/18	860	935,250
Isabelle Acquisition Sub, Inc., Sr. Notes
10.00%, 11/15/18(4)(8)	2,950	3,281,875
Nortek, Inc., Sr. Notes
10.00%, 12/1/18	1,905	2,143,125
8.50%, 4/15/21(8)	3,840	4,272,000
NVR, Inc., Sr. Notes
3.95%, 9/15/22	600	617,518

		$31,653,237

Business Equipment and Services — 2.5%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes
8.25%, 1/15/19	550	$612,563
9.75%, 3/15/20	4,410	5,225,894
Carlson Wagonlit BV, Sr. Notes
6.875%, 6/15/19(8)	2,400	2,514,000
Catalina Marketing Corp.
11.625%, 10/1/17(8)	4,150	4,419,750

18	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Catalina Marketing Corp., Sr. Sub. Notes
10.50%, 10/1/15(8)	3,255	$3,344,512
Education Management, LLC/Education Management Finance Corp., Sr. Notes
15.00%, 7/1/18(8)	3,538	3,670,594
FTI Consulting, Inc., Sr. Notes
6.00%, 11/15/22(8)	1,090	1,158,125
MDC Holdings, Inc., Sr. Notes
5.625%, 2/1/20	555	622,645
MDC Partners, Inc., Sr. Notes
11.00%, 11/1/16	1,145	1,276,675
6.75%, 4/1/20(8)	1,045	1,060,675
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes
10.25%, 11/15/19	1,525	1,780,438
8.25%, 2/1/21	440	500,500
Sitel, LLC/Sitel Finance Corp., Sr. Notes
11.50%, 4/1/18	915	603,900
SSI Investments II, Ltd./SSI Co-Issuer, LLC, Sr. Notes
11.125%, 6/1/18	4,605	5,134,575
TransUnion Holding Co., Inc., Sr. Notes
9.625%, 6/15/18	3,925	4,288,062
TransUnion LLC/TransUnion Financing Corp., Sr. Notes
11.375%, 6/15/18	3,880	4,481,400
United Rentals North America, Inc., Sr. Notes
7.375%, 5/15/20	4,375	4,878,125
7.625%, 4/15/22	2,960	3,322,600

		$48,895,033

Cable and Satellite Television — 1.2%
AMC Networks, Inc., Sr. Notes
4.75%, 12/15/22	915	$915,000
Cablevision Systems Corp., Sr. Notes
7.75%, 4/15/18	1,055	1,188,194
CCO Holdings, LLC, Sr. Notes
6.75%, 11/15/21	2,780	3,130,975
CCO Holdings, LLC/CCO Holdings Capital Corp., Sr. Notes
7.875%, 4/30/18	1,425	1,519,406
8.125%, 4/30/20	365	409,713
5.25%, 9/30/22	4,295	4,241,312
Comcast Corp., Sr. Notes
6.95%, 8/15/37	595	794,936
Mediacom, LLC/Mediacom Capital Corp., Sr. Notes
9.125%, 8/15/19	785	880,181
Time Warner Cable, Inc., Sr. Notes
8.75%, 2/14/19	1,055	1,397,605

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Notes
5.50%, 1/15/23(8)		4,295	$4,434,587
UPCB Finance V, Ltd., Sr. Notes
7.25%, 11/15/21(8)		3,055	3,391,050
UPCB Finance VI, Ltd., Sr. Notes
6.875%, 1/15/22(8)		2,025	2,212,313

			$24,515,272

Chemicals and Plastics — 1.7%
Ashland, Inc., Sr. Notes
3.00%, 3/15/16(8)		265	$270,300
Celanese US Holdings, LLC, Sr. Notes
6.625%, 10/15/18		880	955,900
5.875%, 6/15/21		940	1,026,950
Chemtura Corp., Sr. Notes
7.875%, 9/1/18		2,185	2,370,725
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19	EUR	1,000	1,358,762
8.375%, 2/15/19(8)		3,700	4,107,000
7.50%, 5/1/20(8)		850	929,688
Kraton Polymers, LLC, Sr. Notes
6.75%, 3/1/19		940	987,000
LyondellBasell Industries N.V., Sr. Notes
5.00%, 4/15/19		4,635	5,260,725
5.75%, 4/15/24		3,895	4,586,362
Milacron, LLC/Mcron Finance Corp., Sr. Notes
7.75%, 2/15/21(4)(8)		525	545,344
NOVA Chemicals Corp., Sr. Notes
8.375%, 11/1/16		1,960	2,116,800
PetroLogistics, LP/PetroLogistics Finance Corp., Sr. Notes
6.25%, 4/1/20(8)		1,155	1,167,994
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19		320	350,400
Scotts Miracle-Gro Co. (The), Sr. Notes
7.25%, 1/15/18		785	839,950
TPC Group, Inc., Sr. Notes
8.75%, 12/15/20(8)		1,410	1,475,212
Tronox Finance, LLC, Sr. Notes
6.375%, 8/15/20(8)		4,170	4,060,537
US Coatings Acquisition, Inc./Flash Dutch 2 BV, Sr. Notes
7.375%, 5/1/21(8)		1,820	1,922,375

			$34,332,024

19	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Clothing / Textiles — 0.3%
Levi Strauss & Co., Sr. Notes
6.875%, 5/1/22(8)	1,190	$1,309,000
Phillips-Van Heusen Corp., Sr. Notes
7.75%, 11/15/23(6)	3,740	4,672,861

		$5,981,861

Commercial Services — 0.1%
Cielo SA/Cielo USA, Inc., Sr. Notes
3.75%, 11/16/22(8)	960	$924,960
RR Donnelley & Sons Co., Sr. Notes
7.875%, 3/15/21	1,005	1,052,738

		$1,977,698

Conglomerates — 0.6%
Amsted Industries, Inc., Sr. Notes
8.125%, 3/15/18(8)	3,220	$3,477,600
Belden, Inc., Sr. Sub. Notes
5.50%, 9/1/22(8)	1,080	1,112,400
Harbinger Group, Inc., Sr. Notes
7.875%, 7/15/19(8)	915	969,900
Spectrum Brands Escrow Corp., Sr. Notes
6.375%, 11/15/20(8)	1,100	1,183,875
6.625%, 11/15/22(8)	1,600	1,740,000
Spectrum Brands, Inc., Sr. Notes
9.50%, 6/15/18	1,090	1,239,875
6.75%, 3/15/20	1,645	1,782,769

		$11,506,419

Containers and Glass Products — 1.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., Sr. Notes
7.00%, 11/15/20(8)	2,570	$2,647,100
BOE Merger Corp., Sr. Notes
9.50%, 11/1/17(4)(8)	545	589,281
BWAY Holding Co., Sr. Notes
10.00%, 6/15/18	620	697,500
Crown Americas, LLC/Crown Americas Capital Corp. IV, Sr. Notes
4.50%, 1/15/23(8)	2,295	2,237,625
Reynolds Group Holdings, Inc., Sr. Notes
7.125%, 4/15/19	2,665	2,874,869
7.875%, 8/15/19	1,225	1,356,687
9.875%, 8/15/19	4,040	4,438,950
Sealed Air Corp., Sr. Notes
6.50%, 12/1/20(8)	920	1,012,000
8.375%, 9/15/21(8)	4,540	5,221,000

Security		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Smurfit Kappa Acquisitions, Sr. Notes
4.875%, 9/15/18(8)		1,270	$1,301,750

			$22,376,762

Cosmetics / Toiletries — 0.3%
Party City Holdings, Inc., Sr. Notes
8.875%, 8/1/20(8)		2,735	$3,015,337
Sun Products Corp. (The), Sr. Notes
7.75%, 3/15/21(8)		2,075	2,100,938

			$5,116,275

Diversified Financial Services — 0.4%
Discover Financial Services, Sr. Notes
3.85%, 11/21/22		270	$278,444
FICS Prudential Financial, Inc., Sr. Notes
0.00%, 6/1/14		1,411	1,391,321
General Electric Capital Corp.
5.30%, 2/11/21		2,350	2,699,971
General Electric Capital Corp., Sr. Notes
2.95%, 5/9/16		250	264,480
Goldman Sachs Group, Inc. (The), Sr. Notes
5.95%, 1/15/27		600	671,840
Jefferies Group, Inc., Sr. Notes
8.50%, 7/15/19		625	781,194
KION Finance SA, Sr. Notes
4.726%, 2/15/20(8)(10)	EUR	1,575	2,041,628

			$8,128,878

Diversified Manufacturing Operations — 0.1%
Hutchison Whampoa International, Ltd., Sr. Notes
6.25%, 1/24/14(8)		500	$521,382
7.45%, 11/24/33(8)		400	563,632

			$1,085,014

Drugs — 0.7%
Cardinal Health, Inc., Sr. Notes
4.625%, 12/15/20		1,250	$1,404,677
Endo Pharmaceuticals Holdings, Inc., Sr. Notes
7.00%, 7/15/19		1,260	1,352,925
7.00%, 12/15/20		1,145	1,228,013
7.25%, 1/15/22		185	199,800
Pharmaceutical Product Development, Inc., Sr. Notes
9.50%, 12/1/19(8)		5,050	5,820,125
Warner Chilcott Co., LLC, Sr. Notes
7.75%, 9/15/18		3,720	3,994,350

			$13,999,890

20	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.2%
Clean Harbors, Inc., Sr. Notes
5.25%, 8/1/20	1,095	$1,136,063
5.125%, 6/1/21(8)	900	925,875
Covanta Holding Corp., Sr. Notes
6.375%, 10/1/22	2,085	2,280,481
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(6)(8)	209	176,251

		$4,518,670

Electronics / Electrical — 1.4%
Agilent Technologies, Inc., Sr. Notes
5.50%, 9/14/15	1,100	$1,216,513
Amphenol Corp., Sr. Notes
4.00%, 2/1/22	1,000	1,050,011
Brocade Communications Systems, Inc., Sr. Notes
6.875%, 1/15/20	890	979,000
Ceridian Corp., Sr. Notes
11.00%, 3/15/21(8)	525	565,688
Comision Federal de Electricidad, Sr. Notes
4.875%, 5/26/21(8)	1,100	1,233,375
Duke Energy Corp., Sr. Notes
3.55%, 9/15/21	1,500	1,598,662
Energizer Holdings, Inc., Sr. Notes
4.70%, 5/19/21	860	919,547
Entergy Corp., Sr. Notes
3.625%, 9/15/15	2,390	2,498,697
Exelon Corp., Sr. Notes
5.625%, 6/15/35	400	445,083
Infor US, Inc., Sr. Notes
9.375%, 4/1/19	1,965	2,237,644
Midamerican Funding, LLC, Sr. Notes
6.927%, 3/1/29	345	458,923
NeuStar, Inc., Sr. Notes
4.50%, 1/15/23(8)	695	667,200
Nuance Communications, Inc., Sr. Notes
5.375%, 8/15/20(8)	885	900,488
NXP BV/NXP Funding, LLC, Sr. Notes
5.75%, 2/15/21(8)	1,105	1,151,962
PPL Energy Supply, LLC, Sr. Notes
6.50%, 5/1/18	1,500	1,778,911
Rexel SA, Sr. Notes
6.125%, 12/15/19(8)	500	528,750
5.25%, 6/15/20(8)	2,710	2,757,425

Security	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Scottish Power, Ltd., Sr. Notes
5.375%, 3/15/15	1,000	$1,065,786
Seagate HDD Cayman, Sr. Notes
7.00%, 11/1/21	3,340	3,640,600
South Carolina Electric & Gas Co., Sr. Notes
6.05%, 1/15/38	350	452,703
Tyco Electronics Group SA, Sr. Notes
5.95%, 1/15/14	500	520,376
7.125%, 10/1/37	400	511,632

		$27,178,976

Equipment Leasing — 1.0%
AWAS Aviation Capital, Ltd., Sr. Notes
7.00%, 10/17/16(8)	4,420	$4,684,946
International Lease Finance Corp., Sr. Notes
5.875%, 5/1/13	705	708,807
5.65%, 6/1/14	3,650	3,827,937
8.75%, 3/15/17	1,525	1,801,406
6.25%, 5/15/19	1,930	2,123,000
8.25%, 12/15/20	3,275	4,020,062
8.625%, 1/15/22	2,615	3,340,663

		$20,506,821

Financial Intermediaries — 2.7%
Ally Financial, Inc., Sr. Notes
2.487%, 12/1/14(10)	765	$766,310
4.625%, 6/26/15	6,170	6,459,064
5.50%, 2/15/17	5,000	5,434,250
6.25%, 12/1/17	3,295	3,698,667
8.00%, 11/1/31	4,485	5,695,950
CIT Group, Inc., Sr. Notes
4.75%, 2/15/15(8)	8,135	8,541,750
5.25%, 3/15/18	645	699,825
8.50%, 5/22/19	615	820,777
5.00%, 8/15/22	405	434,757
Fidelity National Information Services, Inc., Sr. Notes
5.00%, 3/15/22	1,000	1,066,250
First Data Corp., Sr. Notes
7.375%, 6/15/19(8)	3,105	3,318,469
6.75%, 11/1/20(8)	5,415	5,672,213
11.25%, 1/15/21(8)	1,925	2,011,625
10.625%, 6/15/21(8)	1,925	1,956,281

21	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Ford Motor Credit Co., LLC, Sr. Notes
12.00%, 5/15/15	3,380	$4,108,890
5.875%, 8/2/21	1,205	1,381,582
General Motors Financial Co., Inc., Sr. Notes
6.75%, 6/1/18	1,365	1,552,688
Janus Capital Group, Inc., Sr. Notes
6.70%, 6/15/17	100	114,621
XLIT, Ltd., Sr. Notes
5.75%, 10/1/21	600	714,241

		$54,448,210

Food Products — 1.3%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes
15.00%, 5/15/17(4)(8)	2,513	$2,545,405
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes
10.75%, 5/15/16(8)	5,465	5,792,900
Bunge, Ltd. Finance Corp., Sr. Notes
8.50%, 6/15/19	1,000	1,291,277
ConAgra Foods, Inc., Sr. Notes
6.625%, 8/15/39(8)	940	1,179,442
Corn Products International, Inc., Sr. Notes
6.625%, 4/15/37	325	389,939
Hawk Acquisition Sub, Inc., Sr. Notes
4.25%, 10/15/20(8)	2,625	2,631,562
Land O’Lakes, Inc., Sr. Notes
6.00%, 11/15/22(8)	2,150	2,300,500
Michael Foods Group, Inc., Sr. Notes
9.75%, 7/15/18	4,360	4,872,300
Michael Foods Holding, Inc., Sr. Notes
8.50%, 7/15/18(4)(8)	1,380	1,428,300
Smithfield Foods, Inc., Sr. Notes
6.625%, 8/15/22	2,175	2,376,188

		$24,807,813

Food Service — 0.3%
Aramark Corp., Sr. Notes
5.75%, 3/15/20(8)	1,005	$1,032,638
Aramark Holdings Corp., Sr. Notes
8.625%, 5/1/16(4)(8)	1,030	1,048,035
Delhaize Group SA, Sr. Notes
4.125%, 4/10/19	460	488,304
NPC International, Inc., Sr. Notes
10.50%, 1/15/20	3,405	3,983,850

		$6,552,827

Security	Principal Amount* (000’s omitted)	Value

Food / Drug Retailers — 0.1%
Pantry, Inc., Sr. Notes
8.375%, 8/1/20(8)	1,635	$1,761,713

		$1,761,713

Forest Products — 0.3%
Boise Paper Holdings, LLC, Sr. Notes
9.00%, 11/1/17	370	$400,525
8.00%, 4/1/20	605	676,087
Domtar Corp., Sr. Notes
10.75%, 6/1/17	2,995	3,867,809

		$4,944,421

Health Care — 3.3%
Accellent, Inc., Sr. Notes
8.375%, 2/1/17	3,655	$3,901,712
Air Medical Group Holdings, Inc., Sr. Notes
9.25%, 11/1/18	1,787	1,988,037
Alere, Inc., Sr. Notes
8.625%, 10/1/18	1,310	1,398,425
Amsurg Corp., Sr. Notes
5.625%, 11/30/20(8)	645	682,088
Bausch & Lomb, Inc., Sr. Notes
9.875%, 11/1/15	1,141	1,186,640
Community Health Systems, Inc., Sr. Notes
5.125%, 8/15/18	4,830	5,071,500
7.125%, 7/15/20	2,785	3,025,206
ConvaTec Healthcare E SA, Sr. Notes
10.50%, 12/15/18(8)	2,235	2,497,612
DJO Finance, LLC/DJO Finance Corp., Sr. Notes
8.75%, 3/15/18	1,045	1,170,400
Emergency Medical Services Corp., Sr. Notes
8.125%, 6/1/19	1,255	1,383,638
Fresenius Medical Care US Finance II, Inc., Sr. Notes
5.625%, 7/31/19(8)	1,640	1,808,100
5.875%, 1/31/22(8)	1,365	1,530,506
Fresenius US Finance II, Inc., Sr. Notes
9.00%, 7/15/15(8)	1,400	1,610,000
HCA Holdings, Inc., Sr. Notes
6.25%, 2/15/21	1,710	1,827,563
HCA, Inc., Sr. Notes
6.50%, 2/15/20	2,985	3,374,916
7.50%, 2/15/22	2,930	3,376,825
4.75%, 5/1/23	1,125	1,122,188

22	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Hillenbrand, Inc., Sr. Notes
5.50%, 7/15/20	1,800	$2,000,848
Hologic, Inc., Sr. Notes
6.25%, 8/1/20	5,990	6,401,812
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	3,115	3,387,562
Multiplan, Inc., Sr. Notes
9.875%, 9/1/18(8)	4,060	4,531,975
Mylan Inc., Sr. Notes
3.125%, 1/15/23(8)	1,000	987,480
Physio-Control International, Inc., Sr. Notes
9.875%, 1/15/19(8)	1,575	1,783,688
STHI Holding Corp.
8.00%, 3/15/18(8)	1,375	1,509,063
Teleflex, Inc., Sr. Sub. Notes
6.875%, 6/1/19	540	587,250
United Surgical Partners International, Inc., Sr. Notes
9.00%, 4/1/20	1,880	2,138,500
VWR Funding, Inc., Sr. Notes
7.25%, 9/15/17(8)	3,215	3,419,956
Wyeth, LLC, Sr. Notes
6.50%, 2/1/34	720	969,749

		$64,673,239

Home Furnishings — 0.4%
Libbey Glass, Inc., Sr. Notes
6.875%, 5/15/20	1,413	$1,531,339
Mead Products, LLC/ACCO Brands Corp., Sr. Notes
6.75%, 4/30/20(8)	2,915	3,126,338
Tempur-Pedic International, Inc., Sr. Notes
6.875%, 12/15/20(8)	3,125	3,351,562

		$8,009,239

Homebuilders / Real Estate — 0.1%
BC Mountain, LLC/BC Mountain Finance, Inc., Sr. Notes
7.00%, 2/1/21(8)	1,900	$2,018,750
MDC Holdings, Inc., Sr. Notes
6.00%, 1/15/43	230	229,189

		$2,247,939

Industrial Equipment — 0.2%
Kennametal, Inc., Sr. Notes
3.875%, 2/15/22	970	$1,009,686
Manitowoc Co., Inc. (The), Sr. Notes
9.50%, 2/15/18	800	886,000

Security	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Silver II Borrower/Silver II US Holdings, LLC, Sr. Notes
7.75%, 12/15/20(8)	1,415	$1,514,050

		$3,409,736

Insurance — 0.7%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, Sr. Notes
7.875%, 12/15/20(8)	1,295	$1,337,088
Aflac, Inc., Sr. Notes
6.45%, 8/15/40	490	618,219
American International Group, Inc., Sr. Notes
5.60%, 10/18/16	800	909,927
6.25%, 5/1/36	300	376,431
Genworth Financial, Inc., Sr. Notes
7.625%, 9/24/21	690	831,547
Hub International, Ltd., Sr. Notes
8.125%, 10/15/18(8)	1,530	1,617,975
ING US, Inc., Sr. Notes
2.90%, 2/15/18(8)	940	954,949
Onex USI Acquisition Corp., Sr. Notes
7.75%, 1/15/21(8)	3,115	3,138,362
PartnerRe Finance B, LLC, Sr. Notes
5.50%, 6/1/20	800	912,767
Principal Financial Group, Inc., Sr. Notes
6.05%, 10/15/36	340	422,057
QBE Insurance Group, Ltd., Sr. Notes
9.75%, 3/14/14(8)	1,235	1,320,576
Swiss Re Solutions Holding Corp., Sr. Notes
7.00%, 2/15/26	600	770,849

		$13,210,747

Leisure Goods / Activities / Movies — 1.7%
AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19	1,145	$1,262,363
AMC Networks, Inc., Sr. Notes
7.75%, 7/15/21	1,100	1,251,250
Bombardier, Inc., Sr. Notes
6.125%, 1/15/23(8)	925	964,313
Cinemark USA, Inc., Sr. Sub. Notes
7.375%, 6/15/21	685	768,913
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(8)	846	922,140

23	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
National CineMedia, LLC, Sr. Notes
7.875%, 7/15/21	3,090	$3,456,937
6.00%, 4/15/22	3,625	3,905,937
NCL Corp., Ltd., Sr. Notes
5.00%, 2/15/18(8)	1,445	1,479,319
9.50%, 11/15/18	1,813	2,057,755
Regal Cinemas Corp., Sr. Notes
8.625%, 7/15/19	220	245,025
Regal Entertainment Group, Sr. Notes
9.125%, 8/15/18	875	986,563
5.75%, 2/1/25	745	733,825
Royal Caribbean Cruises, Sr. Notes
7.00%, 6/15/13	2,205	2,229,806
6.875%, 12/1/13	1,400	1,452,500
11.875%, 7/15/15	530	650,575
7.25%, 6/15/16	660	749,925
7.25%, 3/15/18	1,680	1,932,000
Seven Seas Cruises, S. de R.L., Sr. Notes
9.125%, 5/15/19	3,285	3,572,437
WMG Acquisition Corp.
11.50%, 10/1/18	3,755	4,426,206

		$33,047,789

Lodging and Casinos — 2.9%
Buffalo Thunder Development Authority, Sr. Notes
9.375%, 12/15/14(3)(8)	4,300	$1,376,000
Caesars Entertainment Operating Co., Inc.
12.75%, 4/15/18	1,155	906,675
Caesars Entertainment Operating Co., Inc., Sr. Notes
5.375%, 12/15/13	2,385	2,373,075
5.625%, 6/1/15	7,310	6,761,750
11.25%, 6/1/17	4,615	4,932,281
8.50%, 2/15/20	6,150	6,092,344
Inn of the Mountain Gods Resort & Casino, Sr. Notes
8.75%, 11/30/20(8)	654	657,270
MGM Resorts International, Sr. Notes
5.875%, 2/27/14	2,280	2,381,175
6.625%, 12/15/21	3,290	3,454,500
7.75%, 3/15/22	3,970	4,426,550
Mohegan Tribal Gaming Authority
10.50%, 12/15/16(8)	2,150	2,128,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
11.00%, 9/15/18(8)	7,120	6,265,600

Security	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Station Casinos, LLC, Sr. Notes
7.50%, 3/1/21(8)	2,535	$2,617,388
Studio City Finance, Ltd., Sr. Notes
8.50%, 12/1/20(8)	4,685	5,165,212
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp.
8.625%, 4/15/16(8)	666	715,950
Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(8)	3,565	3,172,850
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(6)(8)	3,016	1,533,258
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., Sr. Notes
7.75%, 8/15/20	1,945	2,190,556

		$57,150,934

Mining, Steel, Iron and Nonprecious Metals — 0.5%
ArcelorMittal, Sr. Notes
6.75%, 2/25/22	4,000	$4,381,504
Eldorado Gold Corp., Sr. Notes
6.125%, 12/15/20(8)	3,670	3,825,975
Inmet Mining Corp., Sr. Notes
8.75%, 6/1/20(8)	1,010	1,121,100
7.50%, 6/1/21(8)	1,370	1,486,450

		$10,815,029

Nonferrous Metals / Minerals — 1.8%
Alpha Natural Resources, Inc., Sr. Notes
6.25%, 6/1/21	2,725	$2,466,125
Barrick International Barbados Corp., Sr. Notes
6.35%, 10/15/36(8)	500	577,229
BHP Billiton Finance USA, Ltd., Sr. Notes
4.125%, 2/24/42	100	101,199
CONSOL Energy, Inc., Sr. Notes
8.00%, 4/1/17	1,785	1,932,262
FMG Resources (August 2006) Pty, Ltd., Sr. Notes
7.00%, 11/1/15(8)	7,525	7,920,062
New Gold, Inc., Sr. Notes
7.00%, 4/15/20(8)	950	1,026,000
6.25%, 11/15/22(8)	1,535	1,615,587
Novelis, Inc., Sr. Notes
8.375%, 12/15/17	1,565	1,721,500
8.75%, 12/15/20	3,010	3,408,825

24	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Peabody Energy Corp., Sr. Notes
6.25%, 11/15/21	4,090	$4,274,050
Quadra FNX Mining, Ltd., Sr. Notes
7.75%, 6/15/19(8)	3,730	3,935,150
Rain CII Carbon, LLC/CII Carbon Corp., Sr. Sub. Notes
8.00%, 12/1/18(8)	2,805	2,980,312
8.25%, 1/15/21(8)	680	737,800
Teck Resources, Ltd., Sr. Notes
4.75%, 1/15/22	900	958,105
Vale, Inc., Sr. Notes
5.70%, 10/15/15	500	543,907
6.875%, 11/21/36	500	571,200

		$34,769,313

Oil and Gas — 6.5%
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes
6.75%, 5/20/20	1,245	$1,360,162
7.00%, 5/20/22	4,620	5,047,350
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Notes
6.25%, 8/20/19	1,570	1,679,900
Anadarko Finance Co., Sr. Notes
7.50%, 5/1/31	465	618,692
Anadarko Petroleum Corp., Sr. Notes
6.375%, 9/15/17	920	1,099,646
Atlas Energy Holdings Operating Co., LLC, Sr. Notes
7.75%, 1/15/21(8)	1,295	1,245,628
Atwood Oceanics, Inc., Sr. Notes
6.50%, 2/1/20	1,305	1,425,712
Berry Petroleum Co., Sr. Notes
6.375%, 9/15/22	3,375	3,602,812
Calfrac Holdings, LP, Sr. Notes
7.50%, 12/1/20(8)	955	963,356
Cameron International Corp., Sr. Notes
7.00%, 7/15/38	700	918,594
Chesapeake Energy Corp., Sr. Notes
6.125%, 2/15/21	2,155	2,303,156
5.75%, 3/15/23	3,400	3,455,250
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., Sr. Notes
6.625%, 11/15/19(8)	1,100	1,138,500
Concho Resources, Inc., Sr. Notes
7.00%, 1/15/21	1,800	1,989,000
6.50%, 1/15/22	685	750,075

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Continental Resources, Inc., Sr. Notes
7.125%, 4/1/21	735	$836,063
5.00%, 9/15/22	8,390	8,956,325
CVR Refining, LLC/Coffeyville Finance, Inc., Sr. Notes
6.50%, 11/1/22(8)	5,000	5,137,500
Denbury Resources, Inc., Sr. Sub. Notes
8.25%, 2/15/20	1,674	1,883,250
Ensco PLC, Sr. Notes
4.70%, 3/15/21	450	503,577
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes
6.875%, 5/1/19	4,180	4,598,000
9.375%, 5/1/20	3,055	3,543,800
EP Energy, LLC/Everest Acquisition Finance, Inc., Sr. Notes
7.75%, 9/1/22	815	904,650
FMC Technologies, Inc., Sr. Notes
3.45%, 10/1/22	720	732,879
Frontier Oil Corp., Sr. Notes
6.875%, 11/15/18	610	663,375
FTS International Services, LLC/FTS International Bonds, Inc., Sr. Notes
8.125%, 11/15/18(8)	3,678	3,871,095
Harvest Operations Corp., Sr. Notes
6.875%, 10/1/17	920	1,032,700
Holly Corp., Sr. Notes
9.875%, 6/15/17	1,435	1,533,656
Holly Energy Partners LP/Holly Energy Finance Corp., Sr. Notes
6.50%, 3/1/20(8)	615	656,513
Kinder Morgan Energy Partners, LP, Sr. Notes
3.50%, 3/1/16	650	694,840
6.95%, 1/15/38	500	630,581
Kodiak Oil & Gas Corp., Sr. Notes
8.125%, 12/1/19	8,630	9,795,050
5.50%, 1/15/21(8)	375	393,281
Laredo Petroleum, Inc., Sr. Notes
7.375%, 5/1/22	5,880	6,468,000
MEG Energy Corp., Sr. Notes
6.375%, 1/30/23(8)	2,210	2,309,450
Oasis Petroleum, Inc., Sr. Notes
6.50%, 11/1/21	955	1,045,725
6.875%, 1/15/23	3,030	3,348,150
Offshore Group Investment, Ltd., Sr. Notes
7.125%, 4/1/23(8)	1,540	1,578,500
Oil States International, Inc., Sr. Notes
6.50%, 6/1/19	2,685	2,886,375

25	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
PBF Holding Co., LLC/PBF Finance Corp., Sr. Notes
8.25%, 2/15/20(8)	125	$138,125
Petrobras International Finance Co., Sr. Notes
6.875%, 1/20/40	700	808,730
Precision Drilling Corp., Sr. Notes
6.625%, 11/15/20	1,150	1,233,375
6.50%, 12/15/21	2,390	2,563,275
Range Resources Corp., Sr. Sub. Notes
6.75%, 8/1/20	1,815	2,005,575
Rockies Express Pipeline, LLC, Sr. Notes
3.90%, 4/15/15(8)	600	607,500
6.85%, 7/15/18(8)	500	513,750
6.00%, 1/15/19(8)	1,890	1,856,925
Rosetta Resources, Inc., Sr. Notes
9.50%, 4/15/18	1,115	1,234,863
Rowan Cos., Inc., Sr. Notes
7.875%, 8/1/19	1,000	1,251,489
Sabine Pass Liquefaction, LLC, Sr. Notes
5.625%, 2/1/21(8)	1,590	1,651,612
SandRidge Energy, Inc., Sr. Notes
7.50%, 3/15/21	1,000	1,045,000
8.125%, 10/15/22	100	107,250
Seadrill, Ltd., Sr. Notes
5.625%, 9/15/17(8)	4,000	4,060,000
SESI, LLC, Sr. Notes
6.375%, 5/1/19	3,365	3,634,200
SM Energy Co., Sr. Notes
6.50%, 1/1/23	1,745	1,919,500
Southwestern Energy Co., Sr. Notes
7.50%, 2/1/18	4,200	5,166,445
Transocean, Inc., Sr. Notes
4.95%, 11/15/15	400	433,062
Venoco, Inc., Sr. Notes
11.50%, 10/1/17	545	585,875
8.875%, 2/15/19	1,525	1,486,875
WPX Energy, Inc., Sr. Notes
5.25%, 1/15/17	770	810,425
6.00%, 1/15/22	3,405	3,583,762

		$128,298,781

Security	Principal Amount* (000’s omitted)	Value

Publishing — 1.5%
Laureate Education, Inc., Sr. Notes
9.25%, 9/1/19(8)	13,605	$15,186,581
Laureate Education, Inc., Sr. Sub Notes
12.75%, 8/15/17(8)	11,030	11,788,312
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, Sr. Notes
9.75%, 4/1/21(8)	3,080	3,064,600
Nielsen Finance, LLC, Sr. Notes
11.625%, 2/1/14	105	113,663

		$30,153,156

Radio and Television — 0.5%
Clear Channel Communications, Inc., Sr. Notes
9.00%, 12/15/19(8)	226	$218,373
11.25%, 3/1/21(8)	1,525	1,570,750
Clear Channel Worldwide Holdings, Inc., Series A, Sr. Notes
6.50%, 11/15/22(8)	1,100	1,152,250
Clear Channel Worldwide Holdings, Inc., Series A, Sr. Sub. Notes
7.625%, 3/15/20	470	488,212
Clear Channel Worldwide Holdings, Inc., Series B, Sr. Notes
6.50%, 11/15/22(8)	2,970	3,148,200
Crown Media Holdings, Inc., Sr. Notes
10.50%, 7/15/19	940	1,064,550
LBI Media, Inc., Sr. Notes
10.00%, 4/15/19(8)	1,830	1,701,900
Starz, LLC/Starz Finance Corp., Sr. Notes
5.00%, 9/15/19	1,470	1,521,450

		$10,865,685

Rail Industries — 0.1%
Kansas City Southern Mexico, Sr. Notes
8.00%, 2/1/18	860	$948,150
6.125%, 6/15/21	740	839,900

		$1,788,050

Real Estate Investment Trusts (REITs) — 0.2%
Digital Realty Trust, LP, Sr. Notes
5.875%, 2/1/20	500	$570,723
Goodman Funding PTY, Ltd., Sr. Notes
6.375%, 4/15/21(8)	560	652,693
Host Hotels & Resorts, LP, Sr. Notes
4.75%, 3/1/23	500	540,000

26	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Real Estate Investment Trusts (REITs) (continued)
RHP Hotel Properties, LP/RHP Finance Corp., Sr. Notes
4/15/21(8)	1,455	$1,467,731
Vornado Realty, LP, Sr. Notes
5.00%, 1/15/22	1,000	1,110,535

		$4,341,682

Retailers (Except Food and Drug) — 2.8%
Academy, Ltd./Academy Finance Corp., Sr. Notes
9.25%, 8/1/19(8)	3,000	$3,397,500
Best Buy Co., Inc., Sr. Notes
5.50%, 3/15/21	301	291,970
Burlington Holdings, LLC/Burlington Holding Finance, Inc., Sr. Notes
9.00%, 2/15/18(4)(8)	1,730	1,764,600
Claire’s Stores, Inc., Sr. Notes
8.875%, 3/15/19	505	535,300
9.00%, 3/15/19(8)	2,950	3,348,250
6.125%, 3/15/20(8)	1,435	1,478,050
Dollar General Corp., Sr. Notes
4.125%, 7/15/17	1,000	1,078,750
Express, LLC/Express Finance Corp., Sr. Notes
8.75%, 3/1/18	6,915	7,571,925
Gap, Inc. (The), Sr. Notes
5.95%, 4/12/21	1,000	1,145,643
Limited Brands, Inc., Sr. Notes
8.50%, 6/15/19	3,325	4,098,062
6.625%, 4/1/21	6,135	6,963,225
5.625%, 2/15/22	790	841,350
Macy’s Retail Holdings, Inc., Sr. Notes
6.90%, 4/1/29	650	784,563
Michaels Stores, Inc., Sr. Notes
7.75%, 11/1/18	2,695	2,957,763
Michaels Stores, Inc., Sr. Sub. Notes
11.375%, 11/1/16	834	874,666
New Academy Finance Co., LLC/New Academy Finance Corp., Sr. Notes
8.00%, 6/15/18(4)(8)	3,115	3,239,600
Petco Animal Supplies, Inc., Sr. Notes
9.25%, 12/1/18(8)	4,475	4,956,062
Petco Holdings, Inc., Sr. Notes
8.50%, 10/15/17(4)(8)	2,400	2,487,000
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes
5.75%, 6/1/22	4,750	4,981,562

Security	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
ServiceMaster Co., Sr. Notes
8.00%, 2/15/20	1,275	$1,373,813
Staples, Inc., Sr. Notes
2.75%, 1/12/18	1,000	1,012,330
Total Capital International SA, Sr. Notes
2.70%, 1/25/23	960	967,832

		$56,149,816

Steel — 0.3%
AK Steel Corp., Sr. Notes
8.75%, 12/1/18(8)	910	$1,006,688
JMC Steel Group, Inc., Sr. Notes
8.25%, 3/15/18(8)	1,895	2,018,175
Steel Dynamics, Inc., Sr. Notes
6.375%, 8/15/22(8)	500	542,500
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., Sr. Notes
7.375%, 2/1/20(8)	480	507,600
SunCoke Energy, Inc., Sr. Notes
7.625%, 8/1/19	1,365	1,474,200

		$5,549,163

Surface Transport — 0.3%
CEVA Group PLC, Sr. Notes
11.625%, 10/1/16(8)	1,250	$1,306,250
8.375%, 12/1/17(8)	2,510	2,597,850
Hertz Corp., Sr. Notes
7.50%, 10/15/18	25	27,719
Ryder System, Inc., Sr. Notes
MTN, 2.50%, 3/1/17	625	644,627
Watco Cos., LLC/Watco Finance Corp., Sr. Notes
6.375%, 4/1/23(8)	1,045	1,080,269

		$5,656,715

Technology — 0.2%
International Game Technology, Sr. Notes
7.50%, 6/15/19	1,170	$1,399,181
Western Union Co. (The), Sr. Notes
6.20%, 11/17/36	500	514,806
Xerox Corp., Sr. Notes
7.20%, 4/1/16	1,165	1,335,612

		$3,249,599

27	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Telecommunications — 5.6%
America Movil SAB de CV, Sr. Notes
5.00%, 10/16/19	600	$683,828
American Tower Corp., Sr. Notes
5.05%, 9/1/20	1,705	1,896,737
3.50%, 1/31/23	1,000	994,592
AT&T, Inc., Sr. Notes
5.80%, 2/15/19	1,350	1,630,944
Avaya, Inc.
10.50%, 3/1/21(8)	8,575	8,210,347
Avaya, Inc., Sr. Notes
7.00%, 4/1/19(8)	1,130	1,110,225
9.00%, 4/1/19(8)	1,385	1,447,325
Cellco Partnership/Verizon Wireless Capital, LLC, Sr. Notes
8.50%, 11/15/18	1,250	1,666,233
Digicel, Ltd., Sr. Notes
12.00%, 4/1/14(8)	5,100	5,431,500
8.25%, 9/1/17(8)	3,655	3,901,712
6.00%, 4/15/21(8)	2,040	2,034,900
Equinix, Inc., Sr. Notes
7.00%, 7/15/21	1,340	1,492,425
Frontier Communications Corp., Sr. Notes
7.625%, 4/15/24	1,540	1,588,125
Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19	3,235	3,566,587
Intelsat Jackson Holdings SA, Sr. Notes
7.25%, 10/15/20	2,350	2,590,875
Intelsat Luxembourg SA, Sr. Notes
11.25%, 2/4/17	2,558	2,727,468
11.50%, 2/4/17	4,162	4,421,925
7.75%, 6/1/21(8)	5,140	5,242,800
8.125%, 6/1/23(8)	4,050	4,131,000
Lynx II Corp., Sr. Notes
6.375%, 4/15/23(8)	1,055	1,110,388
MetroPCS Wireless, Inc., Sr. Notes
6.25%, 4/1/21(8)	3,970	4,054,362
6.625%, 4/1/23(8)	5,950	6,091,312
News America, Inc., Sr. Notes
8.00%, 10/17/16	950	1,167,365
SBA Telecommunications, Inc., Sr. Notes
8.25%, 8/15/19	640	708,800
5.75%, 7/15/20(8)	1,985	2,071,844
Sprint Capital Corp., Sr. Notes
8.75%, 3/15/32	1,365	1,634,588

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Sprint Nextel Corp., Sr. Notes
6.00%, 12/1/16	935	$1,016,813
9.125%, 3/1/17	1,225	1,454,688
9.00%, 11/15/18(8)	7,585	9,395,919
7.00%, 8/15/20	4,810	5,315,050
6.00%, 11/15/22	3,385	3,495,012
Telefonica Emisiones SAU, Sr. Notes
5.877%, 7/15/19	600	661,910
Telesat Canada/Telesat, LLC, Sr. Sub. Notes
12.50%, 11/1/17	6,830	7,325,175
Wind Acquisition Finance SA, Sr. Notes
12.25%, 7/15/17(4)(8)	3,900	3,968,261
Windstream Corp., Sr. Notes
8.125%, 9/1/18	2,490	2,739,000
7.75%, 10/1/21	675	738,281
7.50%, 6/1/22	1,870	2,010,250
6.375%, 8/1/23(8)	1,105	1,102,238

		$110,830,804

Utilities — 0.9%
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Notes
8.00%, 6/1/16(8)	4,275	$4,504,781
Duquesne Light Holdings, Inc., Sr. Notes
5.90%, 12/1/21(8)	850	1,024,152
Edison Mission Energy, Sr. Notes
7.50%, 6/15/13(3)	1,355	724,925
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., Sr. Notes
6.875%, 8/15/17(8)	765	808,988
Exelon Generation Co., LLC, Sr. Notes
6.20%, 10/1/17	1,065	1,250,341
NRG Energy, Inc., Sr. Notes
8.25%, 9/1/20	3,910	4,432,962
7.875%, 5/15/21	2,015	2,251,763
Southwestern Electric Power Co., Sr. Notes
6.20%, 3/15/40	565	703,405
Texas Competitive Electric Holdings Co., LLC, Sr. Notes
11.50%, 10/1/20(8)	3,580	2,693,950

		$18,395,267

Total Corporate Bonds & Notes (identified cost $955,108,636)		$1,017,999,575

28	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Foreign Government Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value

Government of Bermuda, Sr. Notes 5.603%, 7/20/20(8)	$1,000	$1,154,256

Total Foreign Government Securities (identified cost $1,106,713)		$1,154,256

Mortgage Pass-Throughs — 21.1%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2023(11)	$15,553	$16,743,750
5.50%, with various maturities to 2032(12)	5,153	5,713,404
6.00%, with various maturities to 2031(11)	4,388	4,728,658
6.50%, with various maturities to 2032(11)	28,390	32,206,382
7.00%, with various maturities to 2036	20,807	24,292,438
7.13%, with maturity at 2023	334	392,214
7.50%, with various maturities to 2029	12,535	15,045,969
7.65%, with maturity at 2022	403	452,298
7.70%, with maturity at 2022	6	6,988
8.00%, with various maturities to 2030	8,086	9,474,857
8.25%, with maturity at 2020	202	222,698
8.30%, with maturity at 2020	719	837,188
8.50%, with various maturities to 2031	6,666	8,049,338
9.00%, with various maturities to 2031	1,780	2,056,502
9.50%, with various maturities to 2025	1,467	1,704,173
10.00%, with maturity at 2020	192	219,965
10.50%, with maturity at 2020	197	229,927
12.00%, with maturity at 2020	92	98,307
13.00%, with maturity at 2015	8	8,804

		$122,483,860

Federal National Mortgage Association:
2.403%, with maturity at 2022(13)	$1,530	$1,571,876
2.826%, with maturity at 2036(13)	3,149	3,270,809
5.00%, with various maturities to 2018	7,082	7,631,162
5.50%, with various maturities to 2033	7,894	8,672,201
6.00%, with various maturities to 2033	13,433	14,953,458
6.323%, with maturity at 2032(13)	9,307	10,310,138
6.50%, with various maturities to 2036(11)	73,501	83,670,961
6.75%, with maturity at 2023	219	242,443
7.00%, with various maturities to 2036	35,115	41,354,011
7.50%, with various maturities to 2035	13,759	16,460,639
8.00%, with various maturities to 2031	5,344	6,419,641
8.182%, with maturity at 2027(14)	1,321	1,573,713

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
8.25%, with maturity at 2018	$12	$13,645
8.431%, with maturity at 2029(14)	382	468,404
8.44%, with maturity at 2028(14)	472	541,784
8.50%, with various maturities to 2030	6,099	7,316,036
8.526%, with maturity at 2024(14)	63	75,514
8.618%, with maturity at 2027(14)	445	515,965
9.00%, with various maturities to 2027	7,845	9,457,674
9.151%, with maturity at 2018(14)	231	257,509
9.50%, with various maturities to 2030	2,211	2,649,257
9.746%, with maturity at 2025(14)	387	440,603
10.00%, with various maturities to 2020	530	606,774
10.016%, with maturity at 2019(14)	233	259,773
10.50%, with maturity at 2021	494	574,973
11.50%, with maturity at 2016	50	53,562

		$219,362,525

Government National Mortgage Association:
6.00%, with maturity at 2024	$1,613	$1,866,655
6.50%, with various maturities to 2032	13,288	15,452,040
7.00%, with various maturities to 2033	8,650	10,493,353
7.50%, with various maturities to 2032	18,452	22,323,310
8.00%, with various maturities to 2034	11,720	14,315,555
8.30%, with maturity at 2020	409	479,838
8.50%, with various maturities to 2022	668	780,821
9.00%, with various maturities to 2026	3,392	4,092,680
9.50%, with various maturities to 2026	4,764	5,745,747
10.00%, with maturity at 2019	252	292,175

		$75,842,174

Total Mortgage Pass-Throughs (identified cost $388,524,146)		$417,688,559

Collateralized Mortgage Obligations — 4.7%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$973	$1,072,410
Series 1497, Class K, 7.00%, 4/15/23	942	1,004,798
Series 1529, Class Z, 7.00%, 6/15/23	1,586	1,691,907
Series 1620, Class Z, 6.00%, 11/15/23	1,311	1,426,090
Series 1677, Class Z, 7.50%, 7/15/23	817	948,803
Series 1702, Class PZ, 6.50%, 3/15/24	10,788	11,658,876
Series 2113, Class QG, 6.00%, 1/15/29	2,196	2,398,122
Series 2122, Class K, 6.00%, 2/15/29	386	434,877

29	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 2130, Class K, 6.00%, 3/15/29	$262	$288,033
Series 2167, Class BZ, 7.00%, 6/15/29	260	277,340
Series 2182, Class ZB, 8.00%, 9/15/29	2,242	2,588,942
Series 2198, Class ZA, 8.50%, 11/15/29	3,070	3,326,874
Series 2245, Class A, 8.00%, 8/15/27	7,285	8,466,857
Series 2458, Class ZB, 7.00%, 6/15/32	2,541	2,929,370

		$38,513,299

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$206	$226,076
Series G92-44, Class ZQ, 8.00%, 7/25/22	335	367,865
Series G92-46, Class Z, 7.00%, 8/25/22	624	704,323
Series G92-60, Class Z, 7.00%, 10/25/22	997	1,114,953
Series G93-35, Class ZQ, 6.50%, 11/25/23	12,098	13,782,784
Series G93-40, Class H, 6.40%, 12/25/23	2,673	3,040,555
Series 1988-14, Class I, 9.20%, 6/25/18	165	185,101
Series 1989-1, Class D, 10.30%, 1/25/19	135	148,641
Series 1989-34, Class Y, 9.85%, 7/25/19	300	347,396
Series 1990-17, Class G, 9.00%, 2/25/20	189	218,813
Series 1990-27, Class Z, 9.00%, 3/25/20	112	130,719
Series 1990-29, Class J, 9.00%, 3/25/20	97	112,351
Series 1990-43, Class Z, 9.50%, 4/25/20	466	544,082
Series 1991-98, Class J, 8.00%, 8/25/21	191	219,724
Series 1992-77, Class ZA, 8.00%, 5/25/22	1,230	1,432,570
Series 1992-103, Class Z, 7.50%, 6/25/22	83	95,997
Series 1992-113, Class Z, 7.50%, 7/25/22	150	172,749
Series 1992-185, Class ZB, 7.00%, 10/25/22	314	357,644
Series 1993-16, Class Z, 7.50%, 2/25/23	804	931,356
Series 1993-22, Class PM, 7.40%, 2/25/23	597	692,993
Series 1993-25, Class J, 7.50%, 3/25/23	914	1,060,645
Series 1993-30, Class PZ, 7.50%, 3/25/23	1,677	1,951,821
Series 1993-42, Class ZQ, 6.75%, 4/25/23	2,139	2,444,898
Series 1993-56, Class PZ, 7.00%, 5/25/23	341	390,063
Series 1993-156, Class ZB, 7.00%, 9/25/23	394	453,893
Series 1994-45, Class Z, 6.50%, 2/25/24	2,840	3,231,857
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,673	1,984,208
Series 1996-57, Class Z, 7.00%, 12/25/26	1,657	1,927,900
Series 1997-77, Class Z, 7.00%, 11/18/27	705	818,103
Series 1998-44, Class ZA, 6.50%, 7/20/28	699	811,546
Series 1999-45, Class ZG, 6.50%, 9/25/29	267	306,834
Series 2000-22, Class PN, 6.00%, 7/25/30	2,182	2,462,825
Series 2001-37, Class GA, 8.00%, 7/25/16	257	273,588
Series 2002-1, Class G, 7.00%, 7/25/23	505	575,008
Series 2002-21, Class PE, 6.50%, 4/25/32	2,102	2,364,357
Series 2005-75, Class CS, 23.383%, 9/25/35(15)	948	1,903,878

		$47,788,116

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	$2,524	$2,725,945
Series 2005-72, Class E, 12.00%, 11/16/15	85	90,746
Series 2010-89, (Principal Only), Class CO, 0.00%, 7/20/40(16)	2,248	2,081,204
Series 2012-50, (Principal Only), Class CO, 0.00%, 8/20/40(16)	2,390	2,164,593

		$7,062,488

Total Collateralized Mortgage Obligations (identified cost $87,338,681)		$93,363,903

Commercial Mortgage-Backed Securities — 8.8%

Security	Principal Amount (000’s omitted)	Value

BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	$17,026	$17,409,261
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	820	864,997
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(14)	2,000	2,260,077
BSCMS, Series 2002-TOP8, Class C, 5.22%, 8/15/38(14)	2,000	2,041,278
BSCMS, Series 2004-PWR3, Class A4, 4.715%, 2/11/41	1,109	1,129,245
BSCMS, Series 2005-PW10, Class A4, 5.405%, 12/11/40(14)	3,352	3,697,352
BSCMS, Series 2005-PWR7, Class A3, 5.116%, 2/11/41(14)	2,361	2,524,788
BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	610	688,867
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	1,595	1,804,269
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(14)	254	253,659
CGCMT, Series 2004-C1, Class A4, 5.364%, 4/15/40(14)	12,215	12,679,152
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	3,113	3,196,881
COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39	21,621	22,263,601
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	295	317,184
COMM, Series 2012-CR5, Class A4, 2.771%, 12/10/45	470	474,300
COMM, Series 2012-LC4, Class C, 5.649%, 12/10/44(14)	500	579,332
CSFB, Series 2003-C3, Class D, 4.131%, 5/15/38	710	710,413
CSFB, Series 2003-C5, Class D, 5.116%, 12/15/36	3,270	3,327,577
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(14)	11,184	11,411,605
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(14)	1,577	1,650,928

30	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

CSMC, Series 2006-C3, Class A3, 5.804%, 6/15/38(14)	$2,000	$2,244,894
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(8)	1,055	1,134,135
DDR, Series 2009-DDR1, Class C, 6.223%, 10/14/22(8)	2,165	2,301,274
ESA, Series 2013-ESH5, Class D5, 4.092%, 12/5/31(8)(14)	500	518,802
ESA, Series 2013-ESH7, Class D7, 5.052%, 12/5/31(8)(14)	4,000	4,175,820
FMBT, Series 2012-FBLU, Class B, 3.875%, 5/5/27(8)	2,600	2,733,648
GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	850	866,717
GMACC, Series 2004-C1, Class A4, 4.908%, 3/10/38	1,750	1,804,933
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	750	790,496
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(14)	3,365	3,517,440
JPMCC, Series 2003-LN1, Class A2, 4.92%, 10/15/37(14)	2,177	2,191,196
JPMCC, Series 2003-PM1A, Class A4, 5.326%, 8/12/40(14)	2,102	2,112,337
JPMCC, Series 2004-CBX, Class A5, 4.654%, 1/12/37	387	394,374
JPMCC, Series 2005-LDP3, Class A3, 4.959%, 8/15/42	445	445,184
JPMCC, Series 2005-LDP4, Class A4, 4.918%, 10/15/42(14)	3,000	3,215,585
JPMCC, Series 2005-LDP5, Class AJ, 5.322%, 12/15/44(14)	1,000	1,085,464
JPMCC, Series 2006-CB14, Class A4, 5.481%, 12/12/44(14)	3,620	3,996,254
JPMCC, Series 2006-LDP7, Class A4, 5.871%, 4/15/45(14)	2,990	3,395,315
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(8)	2,000	2,157,446
JPMCC, Series 2012-CBX, Class A2, 1.81%, 6/15/45	4,500	4,624,783
JPMCC, Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,099,594
LB-UBS, Series 2003-C7, Class A4, 4.931%, 9/15/35(14)	3,010	3,026,147
LB-UBS, Series 2006-C1, Class A4, 5.156%, 2/15/31	2,000	2,205,288
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49(14)	5,000	5,611,922
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(14)	2,983	3,028,137
MLMT, Series 2004-BPC1, Class A5, 4.855%, 10/12/41(14)	3,000	3,160,778
MOTEL 6 Trust, Series 2012-MTL6, Class D, 3.781%, 10/5/25(8)	2,275	2,279,581
MSC, Series 2003-T11, Class B, 5.322%, 6/13/41(14)	750	758,494
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(14)	1,692	1,757,540

Security	Principal Amount (000’s omitted)	Value

MSC, Series 2006-HQ8, Class A4, 5.421%, 3/12/44(14)	$2,226	$2,456,009
ORES, Series 2012-LV1, Class A, 4.00%, 9/25/44(8)	86	86,071
RBSCF, Series 2010-MB1, Class B, 4.648%, 4/15/24(8)(14)	3,005	3,199,446
RBSCF, Series 2010-MB1, Class C, 4.681%, 4/15/24(8)(14)	500	522,750
WBCMT, Series 2003-C6, Class F, 5.125%, 8/15/35(8)(14)	965	972,754
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41(14)	1,185	1,233,072
WBCMT, Series 2004-C12, Class A4, 5.308%, 7/15/41(14)	250	260,077
WBCMT, Series 2006-C23, Class A4, 5.418%, 1/15/45(14)	3,103	3,403,864
WBCMT, Series 2006-C27, Class A3, 5.765%, 7/15/45(14)	3,486	3,870,383
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	2,750	3,110,174

Total Commercial Mortgage-Backed Securities (identified cost $172,985,189)		$175,032,944

Asset-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value

Avalon Capital Ltd. 3, Series 1A, Class D, 2.238%, 2/24/19(8)(10)	$589	$543,772
Babson Ltd., Series 2005-1A, Class C1, 2.254%, 4/15/19(8)(10)	753	683,096
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.779%, 3/8/17(10)	985	985,788
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.053%, 7/17/19(10)	500	480,514
Comstock Funding Ltd., Series 2006-1A, Class D, 4.536%, 5/30/20(8)(10)	1,844	1,686,614

Total Asset-Backed Securities (identified cost $4,219,574)		$4,379,784

U.S. Government Agency Obligations — 1.6%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Bank:
4.125%, 12/13/19(11)	$3,975	$4,683,512
5.25%, 12/9/22(11)	9,000	11,514,618
5.375%, 5/15/19(11)	6,585	8,182,389

31	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Bank: (continued)
5.375%, 8/15/24(11)	$5,740	$7,550,109

Total U.S. Government Agency Obligations (identified cost $28,820,087)		$31,930,628

U.S. Treasury Obligations — 1.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 8.875%, 2/15/19(11)	$25,000	$36,404,300

Total U.S. Treasury Obligations (identified cost $36,540,895)		$36,404,300

Common Stocks — 1.0%

Security	Shares	Value

Automotive — 0.0%(2)
Dayco Products, LLC(6)(17)(18)	25,372	$786,532

		$786,532

Building and Development — 0.3%
Panolam Holdings Co.(6)(18)(19)	3,677	$6,490,567
United Subcontractors, Inc.(6)(17)(18)	1,299	54,137

		$6,544,704

Ecological Services and Equipment — 0.0%(2)
Environmental Systems Products Holdings, Inc.(6)(18)(19)	2,484	$179,419

		$179,419

Financial Intermediaries — 0.0%(2)
RTS Investor Corp.(6)(17)(18)	357	$38,591

		$38,591

Food Service — 0.0%(2)
Buffets Restaurants Holdings, Inc.(6)(17)(18)	55,884	$505,750

		$505,750

Security	Shares	Value

Home Furnishings — 0.0%(2)
Oreck Corp.(6)(17)(18)	9,399	$163,448
Sanitec Europe Oy B Units(6)(17)(18)	26,265	197,967
Sanitec Europe Oy E Units(6)(17)(18)	25,787	0

		$361,415

Leisure Goods / Activities / Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(17)(18)	72,419	$2,996,278

		$2,996,278

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(6)(17)(18)	46,819	$655,469
Greektown Superholdings, Inc.(18)	828	74,520
Tropicana Entertainment, Inc.(6)(17)(18)	17,051	266,422

		$996,411

Nonferrous Metals/Minerals — 0.0%(2)
Euramax International, Inc.(6)(17)(18)	1,636	$368,123

		$368,123

Oil and Gas — 0.1%
SemGroup Corp.(18)	15,874	$821,003

		$821,003

Publishing — 0.2%
Ion Media Networks, Inc.(6)(17)	5,187	$3,298,932
MediaNews Group, Inc.(6)(17)(18)	14,016	294,050
Source Interlink Companies, Inc.(6)(17)(18)	2,862	$0

		$3,592,982

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(17)(18)	583	$2,142,525

		$2,142,525

Total Common Stocks (identified cost $9,391,304)		$19,333,733

32	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Convertible Bonds — 0.0%(2)

Security	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.0%(2)
Mood Media Corp., 10.00%, 10/31/15(6)(19)	$75	$53,400

Total Convertible Bonds (identified cost $0)		$53,400

Preferred Stocks — 0.3%

Security	Shares	Value

Banks and Thrifts — 0.1%
Discover Financial Services, Series B, 6.50%	58,500	$1,518,748

		$1,518,748

Ecological Services and Equipment — 0.0%(2)
Environmental Systems Products Holdings, Inc., Series A(6)(18)(19)	569	$35,619

		$35,619

Electronics / Electrical — 0.1%
Electricite De France SA	10,000	$1,005,050

		$1,005,050

Financial Intermediaries — 0.0%(2)
GMAC Capital Trust I, 8.125% to 2/15/16(10)	20,465	$556,648

		$556,648

Financial Services — 0.0%(2)
Texas Capital Bancshares, Inc., 6.50%	20,000	$507,230

		$507,230

Oil, Gas & Consumable Fuels — 0.0%(2)
Chesapeake Energy Corp., 4.50%, Convertible	6,331	$565,295

		$565,295

Real Estate Investment Trusts (REITs) — 0.1%
Boston Properties, Inc., 5.25%	46,500	$1,162,500

		$1,162,500

Total Preferred Stocks (identified cost $5,271,643)		$5,351,090

Warrants — 0.0%(2)

Security	Shares	Value

Chemicals and Plastics — 0.0%
Foamex, Series A, Expires 12/31/13(6)(17)(18)	663	$0
Foamex, Series B, Expires 12/31/15(6)(17)(18)	663	0

		$0

Food Products — 0.0%(2)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(18)	1,745	$87,250

		$87,250

Oil and Gas — 0.0%(2)
SemGroup Corp., Expires 11/30/14(18)	16,708	$452,703

		$452,703

Radio and Television — 0.0%(2)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(17)(18)	4	$14,700

		$14,700

Total Warrants (identified cost $7,041)		$554,653

Miscellaneous — 0.0%(2)

Security	Shares	Value

Cable and Satellite Television — 0.0%(2)
Adelphia Recovery Trust(6)(18)	2,786,444	$0
Adelphia, Inc., Escrow Certificate(18)	300,000	2,625
Adelphia, Inc., Escrow Certificate(18)	2,500,000	21,875

		$24,500

Health Care — 0.0%(2)
US Oncology, Inc., Escrow Certificate(18)	1,815,000	$45,375

		$45,375

Oil and Gas — 0.0%(2)
SemGroup Corp., Escrow Certificate(18)	6,135,000	$161,044

		$161,044

Total Miscellaneous (identified cost $2,502,927)		$230,919

33	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

Interest Rate Swaptions — 0.2%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Citibank NA	2/28/17	$52,500	$1,510,635
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Credit Suisse International	2/28/17	52,500	1,510,635

Total Interest Rate Swaptions (identified cost $5,071,500)				$3,021,270

Short-Term Investments — 0.9%

Security	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(20)	$18,217	$18,216,927

Total Short-Term Investments (identified cost $18,216,927)		$18,216,927

Total Investments — 145.1% (identified cost $2,764,666,578)		$2,874,819,849

Less Unfunded Loan Commitments — (0.1)%		$(2,475,000)

Net Investments — 145.0% (identified cost $2,762,191,578)		$2,872,344,849

Other Assets, Less Liabilities — (31.5)%		$(624,898,281)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.5)%		$(266,629,079)

Net Assets Applicable to Common Shares — 100.0%		$1,980,817,489

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

BACM	–	Banc of America Commercial Mortgage Trust
BSCMS	–	Bear Stearns Commercial Mortgage Securities Trust
CDCMT	–	CD Commercial Mortgage Trust
CGCMT	–	Citigroup Commercial Mortgage Trust
COMM	–	Commercial Mortgage Pass-Through Certificates
CSFB	–	Credit Suisse First Boston Mortgage Securities Trust
CSMC	–	Credit Suisse Commercial Mortgage Trust
DBUBS	–	DBUBS Mortgage Trust
DDR	–	Developers Diversified Realty Corp.
DIP	–	Debtor In Possession
ESA	–	Extended Stay America Trust
FMBT	–	Fontainebleau Miami Beach Trust
GECMC	–	General Electric Commercial Mortgage Corp.
GMACC	–	GMAC Commercial Mortgage Securities, Inc., Trust
GSMS	–	Goldman Sachs Mortgage Securities Corp. II
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Trust
LB-UBS	–	LB-UBS Commercial Mortgage Trust
MLCFC	–	ML-CFC Commercial Mortgage Trust
MLMT	–	Merrill Lynch Mortgage Trust
MSC	–	Morgan Stanley Capital I Trust
MTN	–	Medium-Term Note
ORES	–	Oaktree Real Estate Investments/Sabal
RBSCF	–	Royal Bank of Scotland Commercial Funding
WBCMT	–	Wachovia Bank Commercial Mortgage Trust
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Amount is less than 0.05%.

(3)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrued status.

(4)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)	This Senior Loan will settle after March 31, 2013, at which time the interest rate will be determined.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 13).

(7)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

34	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Portfolio of Investments — continued

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2013, the aggregate value of these securities is $450,586,452 or 22.7% of the Fund’s net assets applicable to common shares.

(9)	Security converts to floating rate after the indicated fixed-rate coupon period.

(10)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2013.

(11)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(12)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(13)	Adjustable rate mortgage security. Rate shown is the rate at March 31, 2013.

(14)	Weighted average fixed-rate coupon that changes/updates monthly.

(15)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2013.

(16)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(17)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(18)	Non-income producing security.

(19)	Restricted security (see Note 8).

(20)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013.

35	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Statement of Assets and Liabilities

Assets	March 31, 2013
Unaffiliated investments, at value (identified cost, $2,743,974,651)	$2,854,127,922
Affiliated investment, at value (identified cost, $18,216,927)	18,216,927
Cash	10,439,403
Foreign currency, at value (identified cost, $2,914,630)	2,913,441
Interest receivable	27,289,963
Interest receivable from affiliated investment	1,773
Receivable for investments sold	12,861,144
Receivable for variation margin on open financial futures contracts	51,676
Receivable for open forward foreign currency exchange contracts	1,267,317
Prepaid expenses	41,044
Other assets	173,655
Total assets	$2,927,384,265

Liabilities
Notes payable	$496,200,000
Payable for reverse repurchase agreements, including accrued interest of $12,473	106,923,473
Payable for investments purchased	73,992,896
Payable for open forward foreign currency exchange contracts	49,429
Payable to affiliates:
Investment adviser fee	1,791,450
Accrued expenses	980,449
Total liabilities	$679,937,697
Auction preferred shares (10,665 shares outstanding) at liquidation value plus cumulative unpaid dividends	$266,629,079
Net assets applicable to common shares	$1,980,817,489

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 117,507,664 shares issued and outstanding	$1,175,077
Additional paid-in capital	2,199,427,222
Accumulated net realized loss	(330,699,288)
Accumulated distributions in excess of net investment income	(229,868)
Net unrealized appreciation	111,144,346
Net assets applicable to common shares	$1,980,817,489

Net Asset Value Per Common Share
($1,980,817,489 ÷ 117,507,664 common shares issued and outstanding)	$16.86

36	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Statement of Operations

Investment Income	Year Ended March 31, 2013
Interest and other income	$152,158,106
Dividends	1,262,788
Interest allocated from affiliated investment	31,487
Expenses allocated from affiliated investment	(3,471)
Total investment income	$153,448,910

Expenses
Investment adviser fee	$20,474,657
Trustees’ fees and expenses	68,000
Custodian fee	745,101
Transfer and dividend disbursing agent fees	20,510
Legal and accounting services	205,092
Printing and postage	509,034
Interest expense and fees	8,665,175
Preferred shares service fee	392,463
Miscellaneous	193,170
Total expenses	$31,273,202
Deduct —
Reduction of custodian fee	$920
Total expense reductions	$920

Net expenses	$31,272,282

Net investment income	$122,176,628

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$39,056,306
Investment transactions allocated from affiliated investment	670
Financial futures contracts	(1,634,557)
Foreign currency and forward foreign currency exchange contract transactions	2,323,828
Net realized gain	$39,746,247
Change in unrealized appreciation (depreciation) —
Investments	$20,588,831
Financial futures contracts	(748,211)
Foreign currency and forward foreign currency exchange contracts	1,230,582
Net change in unrealized appreciation (depreciation)	$21,071,202

Net realized and unrealized gain	$60,817,449

Distributions to preferred shareholders
From net investment income	$(487,368)

Net increase in net assets from operations	$182,506,709

37	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended March 31, 2013	Period Ended March 31, 2012(1)	Year Ended April 30, 2011
From operations —
Net investment income	$122,176,628	$118,134,350	$131,132,130
Net realized gain (loss) from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	39,746,247	(31,938,449)	14,699,052
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	21,071,202	(11,190,997)	66,903,839
Distributions to preferred shareholders —
From net investment income	(487,368)	(368,804)	(839,072)
Net increase in net assets from operations	$182,506,709	$74,636,100	$211,895,949
Distributions to common shareholders —
From net investment income	$(142,076,310)	$(129,435,941)	$(154,723,619)
Tax return of capital	(3,846,735)	(5,063,927)	(6,947,700)
Total distributions to common shareholders	$(145,923,045)	$(134,499,868)	$(161,671,319)
Capital share transactions —
Reinvestment of distributions to common shareholders	$2,729,513	$—	$964,004
Net increase in net assets from capital share transactions	$2,729,513	$—	$964,004

Net increase (decrease) in net assets	$39,313,177	$(59,863,768)	$51,188,634

Net Assets Applicable to Common Shares
At beginning of period	$1,941,504,312	$2,001,368,080	$1,950,179,446
At end of period	$1,980,817,489	$1,941,504,312	$2,001,368,080

Accumulated distributions in excess of net investment income included in net assets applicable to common shares
At end of period	$(229,868)	$(1,590,229)	$(459,081)

(1)	For the eleven months ended March 31, 2012.

38	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Statement of Cash Flows

Cash Flows From Operating Activities	Year Ended March 31, 2013
Net increase in net assets from operations	$182,506,709
Distributions to preferred shareholders	487,368
Net increase in net assets from operations excluding distributions to preferred shareholders	$182,994,077
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(1,343,341,146)
Investments sold and principal repayments	1,239,487,590
Decrease in short-term investments, net	19,732,352
Net amortization/accretion of premium (discount)	12,154,683
Amortization of structuring fee on notes payable	1,469,659
Decrease in interest and dividends receivable	272,641
Increase in interest receivable from affiliated investment	(329)
Decrease in receivable for variation margin on open financial futures contracts	117,927
Increase in receivable for open forward foreign currency exchange contracts	(1,038,664)
Decrease in receivable for closed forward foreign currency exchange contracts	6,728
Decrease in tax reclaims receivable	11,519
Increase in prepaid expenses	(16,723)
Decrease in other assets	315,470
Decrease in payable for open forward foreign currency exchange contracts	(168,539)
Increase in payable to affiliate for investment adviser fee	59,108
Increase in accrued expenses and accrued interest on reverse repurchase agreements	74,831
Increase in unfunded loan commitments	1,990,804
Net change in unrealized (appreciation) depreciation from investments	(20,588,831)
Net realized gain from investments	(39,056,306)
Net cash provided by operating activities	$54,476,851

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(143,193,532)
Cash distributions to preferred shareholders	(485,459)
Proceeds from notes payable	307,000,000
Repayment of notes payable	(250,000,000)
Repayment of reverse repurchase agreements, net	44,149,000
Net cash used in financing activities	$(42,529,991)

Net increase in cash*	$11,946,860

Cash at beginning of year(1)	$1,405,984

Cash at end of year(1)	$13,352,844

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$2,729,513
Cash paid for interest and fees on borrowings	$7,248,073

(1)	Balance includes foreign currency, at value.

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(3,259).

39	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Year Ended March 31, 2013	Period Ended March 31, 2012(1)		Year Ended April 30,
				2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$16.550	$17.060		$16.630	$12.960	$16.330	$18.320

Income (Loss) From Operations
Net investment income(2)	$1.041	$1.007		$1.118	$1.213	$1.348	$1.700
Net realized and unrealized gain (loss)	0.516	(0.368)		0.697	3.809	(3.290)	(1.817)
Distributions to preferred shareholders from net investment income(2)	(0.004)	(0.003)		(0.007)	(0.007)	(0.058)	(0.360)

Total income (loss) from operations	$1.553	$0.636		$1.808	$5.015	$(2.000)	$(0.477)

Less Distributions to Common Shareholders
From net investment income	$(1.210)	$(1.103)		$(1.319)	$(1.345)	$(1.347)	$(1.513)
Tax return of capital	(0.033)	(0.043)		(0.059)	—	(0.023)	—

Total distributions to common shareholders	$(1.243)	$(1.146)		$(1.378)	$(1.345)	$(1.370)	$(1.513)

Net asset value — End of period (Common shares)	$16.860	$16.550		$17.060	$16.630	$12.960	$16.330

Market value — End of period (Common shares)	$17.100	$16.050		$16.080	$16.600	$11.580	$15.300

Total Investment Return on Net Asset Value(3)	9.80%	4.44	%(4)	11.68%	40.73%	(10.71)%	(1.99)%

Total Investment Return on Market Value(3)	14.83%	7.40	%(4)	5.52%	57.21%	(14.85)%	(10.04)%

40	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

Year Ended March 31, 2013	Period Ended March 31, 2012(1)	Year Ended April 30,
Ratios/Supplemental Data	2011	2010	2009	2008
Net assets applicable to common shares, end of period (000’s omitted)	$1,980,817	$1,941,504	$2,001,368	$1,950,179	$1,456,963	$1,836,391
Ratios (as a percentage of average daily net assets applicable to common shares):(5)
Expenses excluding interest and fees(6)	1.16%	1.19	%(7)	1.15%	1.02%	1.09%	1.07%
Interest and fee expense(8)	0.44%	0.52	%(7)	0.61%	1.04%	1.37%	—
Total expenses	1.60%	1.71	%(7)	1.76%	2.06%	2.46%	1.07%
Net investment income	6.25%	6.68	%(7)	6.73%	7.90%	9.91%	9.89%
Portfolio Turnover	46%	42	%(4)	46%	46%	27%	39%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings under the credit agreement, are as follows:

Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(5)
Expenses excluding interest and fees(6)	0.85%	0.86	%(7)	0.83%	0.69%	0.71%	0.76%
Interest and fee expense(8)	0.32%	0.38	%(7)	0.44%	0.70%	0.90%	—
Total expenses	1.17%	1.24	%(7)	1.27%	1.39%	1.61%	0.76%
Net investment income	4.57%	4.82	%(7)	4.85%	5.31%	6.48%	7.00%
Senior Securities:
Total notes payable outstanding (in 000’s)	$496,200	$439,200	$418,200	$526,200	$619,200	$—
Asset coverage per $1,000 of notes payable(9)	$5,529	$6,028	$6,423	$5,213	$3,784	$—
Total preferred shares outstanding	10,665	10,665	10,665	10,665	10,665	32,000
Asset coverage per preferred share	$89,917	(10)	$93,767	(10)	$98,061	(10)	$86,494	(10)	$66,119	(10)	$82,395	(11)
Involuntary liquidation preference per preferred share(12)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(12)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	For the eleven months ended March 31, 2012. The Fund changed its fiscal year-end from April 30 to March 31.

(2)	Computed using average common shares outstanding.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Interest and fee expense relates to the notes payable incurred to partially redeem the Fund’s APS (see Note 10), the reverse repurchase agreements (see Note 11), and/or other borrowings.

(9)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

(10)

Calculated by subtracting the Fund’s total liabilities (not including the notes payables and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 360%, 375%, 392%, 346% and 264% at March 31, 2013 and 2012 and at April 30, 2011, 2010 and 2009, respectively.

(11)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(12)	Plus accumulated and unpaid dividends.

41	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Limited Duration Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent it is consistent with its primary objective.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. The value of preferred debt securities that are valued by a pricing service on an equity basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of

42

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Notes to Financial Statements — continued

security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At March 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $291,841,849 and deferred capital losses of $24,032,288, which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on March 31, 2014 ($28,843,098), March 31, 2015 ($18,927,766), March 31, 2016 ($42,273,076), March 31, 2017 ($112,795,908), March 31, 2018 ($67,565,640) and March 31, 2019 ($21,436,361). The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior the utilization of the capital loss carryforward.

As of March 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At March 31, 2013, the Fund had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

43

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Notes to Financial Statements — continued

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Swaptions — A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Fund pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Fund’s risk is limited to the premium paid.

M  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.

N  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2  Auction Preferred Shares

The Fund issued Auction Preferred Shares (APS) on July 25, 2003 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of March 31, 2013 is as follows:

APS Issued and Outstanding

Series A	2,133
Series B	2,133
Series C	2,133
Series D	2,133
Series E	2,133

44

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Notes to Financial Statements — continued

The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund’s By-Laws and the 1940 Act. The Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at March 31, 2013, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

	APS Dividend Rates at March 31, 2013	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.20%	$94,131	0.18%	0.08–0.24
Series B	0.17	100,815	0.19	0.08–0.39
Series C	0.18	94,549	0.18	0.05–0.26
Series D	0.17	95,285	0.18	0.05–0.24
Series E	0.26	102,588	0.19	0.05–0.33

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Fund’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rate for each series as of March 31, 2013.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the year ended March 31, 2013, the eleven months ended March 31, 2012 and the year ended April 30, 2011 was as follows:

	Year Ended March 31, 2013	Eleven Months Ended March 31, 2012	Year Ended April 30, 2011

Distributions declared from:
Ordinary income	$142,563,678	$129,804,745	$155,562,691
Tax return of capital	$3,846,735	$5,063,927	$6,947,700

45

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Notes to Financial Statements — continued

During the year ended March 31, 2013, accumulated net realized loss was decreased by $22,427,567, accumulated distributions in excess of net investment income was decreased by $21,747,411 and paid-in capital was decreased by $44,174,978 due to expired capital loss carryforwards and differences between book and tax accounting, primarily for paydown gain (loss), premium amortization, mixed straddles, defaulted bond interest, distributions from real estate investment trusts, investments in partnerships and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of March 31, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Capital loss carryforward and deferred capital losses	$(315,874,137)
Net unrealized appreciation	$96,089,327

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, futures contracts, investments in partnerships, defaulted bond interest and premium amortization.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average weekly gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended March 31, 2013, the Fund’s investment adviser fee totaled $20,474,657. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the year ended March 31, 2013 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,291,034,437	$1,089,208,655
U.S. Government and Agency Securities	56,207,216	144,248,848

	$1,347,241,653	$1,233,457,503

6  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. Transactions in common shares were as follows:

	Year Ended March 31, 2013	Eleven Months Ended March 31, 2012	Year Ended April 30, 2011

Issued to shareholders electing to receive payments of distributions in Fund shares	163,511	—	58,781

Net increase	163,511	—	58,781

46

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Notes to Financial Statements — continued

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,777,391,871

Gross unrealized appreciation	$126,224,029
Gross unrealized depreciation	(31,271,051)

Net unrealized appreciation	$94,952,978

8  Restricted Securities

At March 31, 2013, the Fund owned the following securities (representing 0.3% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Convertible Bonds
Mood Media Corp.	7/30/12	75,000	$0	$53,400

Total Convertible Bonds			$0	$53,400

Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$179,419
Panolam Holdings Co.	12/30/09	3,677	2,020,511	6,490,567

Total Common Stocks			$2,020,511	$6,669,986

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$35,619

Total Preferred Stocks			$9,958	$35,619

Total Restricted Securities			$2,030,469	$6,759,005

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2013 is as follows:

47

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

4/30/13	British Pound Sterling 4,297,812	United States Dollar 6,770,042	HSBC Bank USA	$240,700
4/30/13	Euro 3,675,000	United States Dollar 4,993,921	State Street Bank and Trust Co.	282,292
5/31/13	British Pound Sterling 6,892,048	United States Dollar 10,433,837	Goldman Sachs International	(35,066)
5/31/13	Euro 29,225,590	United States Dollar 38,222,396	Citibank NA	744,325
6/28/13	British Pound Sterling 2,706,649	United States Dollar 4,096,432	Citibank NA	(14,363)

				$1,217,888

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

6/13	125 U.S. 2-Year Treasury Note	Short	$(27,554,688)	$(27,556,641)	$(1,953)
6/13	175 U.S. 5-Year Treasury Note	Short	(21,686,328)	(21,709,570)	(23,242)
6/13	235 U.S. 10-Year Treasury Note	Short	(30,920,859)	(31,016,328)	(95,469)
6/13	30 U.S. 30-Year Treasury Bond	Short	(4,309,453)	(4,334,063)	(24,610)

					$(145,274)

At March 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaptions to manage the duration of its portfolio and to hedge against fluctuations in securities price due to interest rates.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $49,429.

The non-exchange traded derivatives in which the Fund invests, including forward foreign currency exchange contracts and swaptions contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At March 31, 2013, the maximum amount of loss the

48

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Notes to Financial Statements — continued

Fund would incur due to counterparty risk was $4,288,587, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $2,254,960. To mitigate this risk, the Fund has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At March 31, 2013, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $14,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Foreign Exchange	Forward foreign currency exchange contracts	$1,267,317	(1)	$(49,429	)(2)
Interest Rate	Financial futures contracts	—		(145,274	)(3)
Interest Rate	Interest rate swaptions	$3,021,270	(4)	—

		$4,288,587		$(194,703)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.
(3)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(4)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended March 31, 2013 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Foreign Exchange	Forward foreign currency exchange contracts	$1,977,852	$1,207,203
Interest Rate	Financial futures contracts	(1,634,557)	(748,211)
Interest Rate	Interest rate swaptions	—	(1,579,935)

Total		$343,295	$(1,120,943)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions and Financial futures contracts, respectively.
(2)

Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts, Financial futures contracts and Investments, respectively.

The average notional amounts of forward foreign currency exchange contracts, financial futures contracts and swaptions outstanding during the year ended March 31, 2013, which are indicative of the volume of these derivative types, were approximately $59,674,000, $72,231,000, and $105,000,000, respectively.

10  Revolving Credit and Security Agreement

Effective April 2008, the Fund entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to a limit of $715,625,000 for a period of five years, the proceeds of which were primarily used to partially redeem the Fund’s APS. The Agreement provides for a renewable 364-day backstop financing arrangement, which ensures that alternate financing will continue to be available to the Fund should the conduits be unable to place their commercial paper. The Agreement was renewed effective March 28, 2013. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 19, 2014, the Fund pays a program fee of 0.80% (0.65% prior to March 28, 2013) per

49

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Notes to Financial Statements — continued

annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.35% prior to March 28, 2013) per annum on the borrowing limit under the Agreement. The liquidity fee is 0.25% (0.45% prior to March 28, 2013) per annum if the Fund’s outstanding borrowings are equal to or less than 50% of the borrowing limit. The Fund also paid an initial structuring fee of $7,156,250 which was amortized to interest expense over a period of five years ending on March 28, 2013. The Fund is required to maintain certain net asset levels during the term of the Agreement. At March 31, 2013, the Fund had borrowings outstanding under the Agreement of $496,200,000 at an interest rate of 0.24%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at March 31, 2013 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 13) at March 31, 2013. For the year ended March 31, 2013, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $449,443,836 and 0.32%, respectively.

11  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of March 31, 2013 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Principal Amount Including Accrued Interest

Bank of America	3/21/13	4/22/13	0.42%	$106,911,000	$106,923,473

For the year ended March 31, 2013, the average borrowings under reverse repurchase agreements and the average annual interest rate were $61,315,227 and 0.42%, respectively. At March 31, 2013, the market value of securities pledged for the benefit of the counterparty for reverse repurchase agreement was $109,945,371. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at March 31, 2013. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 13) at March 31, 2013.

12  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

50

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Notes to Financial Statements — continued

At March 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$1,041,231,074	$6,397,834	$1,047,628,908
Corporate Bonds & Notes	—	1,011,617,205	6,382,370	1,017,999,575
Foreign Government Securities	—	1,154,256	—	1,154,256
Mortgage Pass-Throughs	—	417,688,559	—	417,688,559
Collateralized Mortgage Obligations	—	93,363,903	—	93,363,903
Commercial Mortgage-Backed Securities	—	175,032,944	—	175,032,944
Asset-Backed Securities	—	4,379,784	—	4,379,784
U.S. Government Agency Obligations	—	31,930,628	—	31,930,628
U.S. Treasury Obligations	—	36,404,300	—	36,404,300
Common Stocks	821,003	5,213,323	13,299,407	19,333,733
Convertible Bonds	—	—	53,400	53,400
Preferred Stocks	2,284,443	3,031,028	35,619	5,351,090
Warrants	—	554,653	0	554,653
Miscellaneous	—	230,919	0	230,919
Interest Rate Swaptions	—	3,021,270	—	3,021,270
Short-Term Investments	—	18,216,927	—	18,216,927

Total Investments	$3,105,446	$2,843,070,773	$26,168,630	$2,872,344,849

Forward Foreign Currency Exchange Contracts	$—	$1,267,317	$—	$1,267,317

Total	$3,105,446	$2,844,338,090	$26,168,630	$2,873,612,166

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(49,429)	$—	$(49,429)
Futures Contracts	(145,274)	—	—	(145,274)

Total	$(145,274)	$(49,429)	$—	$(194,703)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended March 31, 2013 is not presented.

At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

51

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Eaton Vance Limited Duration Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Limited Duration Income Fund (the “Fund”), including the portfolio of investments, as of March 31, 2013, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the year then ended, the eleven month period ended March 31, 2012, and the year ended April 30, 2011, and the financial highlights for the year then ended, the eleven month period ended March 31, 2012, and each of the four years in the period ended April 30, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of March 31, 2013, by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Limited Duration Income Fund as of March 31, 2013, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the year then ended, the eleven month period ended March 31, 2012, and the year ended April 30, 2011, and the financial highlights for the year then ended, the eleven month period ended March 31, 2012, and each of the four years in the period ended April 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 17, 2013

52

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

Qualified Dividend Income.  The Fund designates approximately $1,241,446, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2013 ordinary income dividends, 0.85% qualifies for the corporate dividends received deduction.

53

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Annual Meeting of Shareholders

The Fund held its Annual Meeting of Shareholders on January 25, 2013. The following action was taken by the shareholders:

Item 1:  The election of Scott E. Eston, Benjamin C. Esty, Allen R. Freedman and Lynn A. Stout as Class I Trustees of the Fund, each for a three-year term expiring in 2016. Mr. Esty was elected solely by Auction Preferred Shares (“APS”) shareholders.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld	Broker Non-Vote*
Scott E. Eston (Class I)	107,813,654	2,219,924	36
Allen R. Freedman (Class I)	107,694,699	2,338,915	0
Lynn A. Stout (Class I)	107,648,454	2,385,160	0

Nominee for Trustee Elected by APS Shareholders	Number of Shares
	For	Withheld
Benjamin C. Esty (Class I)	7,525	277

*	Broker non-votes are shares for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have the discretionary authority to vote on the particular matter. Broker non-votes, which are treated as shares that are present at the meeting but which has not been voted, assist the Fund in obtaining a quorum but have no effect on the outcome of the proposal(s).

54

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Dividend Reinvestment Plan

The Fund offers a dividend reinvestment plan (Plan) pursuant to which shareholders may elect to have distributions automatically reinvested in common shares (Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by American Stock Transfer & Trust Company (AST) as dividend paying agent. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by AST, the Plan agent (Agent). Distributions subject to income tax (if any) are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Fund’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Fund. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at 1-866-439-6787.

55

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account:

Shareholder signature                                                           Date

Shareholder signature                                                           Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Limited Duration Income Fund

c/o American Stock Transfer & Trust Company

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of March 31, 2013, Fund records indicate that there are 101 registered shareholders and approximately 91,305 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbol

The NYSE MKT symbol is EVV.

56

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Limited Duration Income Fund (the Fund) are responsible for the overall management and supervision of the Fund’s affairs. The Trustees and officers of the Fund are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Fund, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 184 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee serves for a three year term. Each officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Fund	Term of Office; Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Class II Trustee	Until 2014. 3 years. Trustee since 2007.

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 184 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Fund.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Class I Trustee	Until 2016. 3 years. Trustee since 2011.

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty(A) 1963	Class I Trustee	Until 2016. 3 years. Trustee since 2005.	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Class I Trustee	Until 2016. 3 years. Trustee since 2007.

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Class II Trustee	Until 2014. 3 years. Trustee since 2003.

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

57

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Fund	Term of Office; Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Class III Trustee	Until 2015. 3 years. Trustee since 2003.

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Class III Trustee	Until 2015. 3 years. Trustee since 2008.

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Class I Trustee	Until 2016. 3 years. Trustee since 2003.

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Class II Trustee	Until 2014. 2 years. Trustee since 2011.

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni(A) 1943	Chairman of the Board and Class III Trustee	Until 2015. 3 years. Chairman of the Board since 2007 and Trustee since 2005.

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Fund	Length of Service	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	Since 2007	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

58

Eaton Vance

Limited Duration Income Fund

March 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Fund	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(A)	APS Trustee

59

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders.  A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount. If applicable, a Fund may also redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  The Eaton Vance closed-end funds make certain fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each month. Certain fund performance data for the funds, including total returns, are posted to the website shortly after the end of each month. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

60

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

59 Maiden Lane

Plaza Level

New York, NY 10038

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

1856-5/13	CE-LDISRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a) –(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended March 31, 2012 and March 31, 2013 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	3/31/12	3/31/13
Audit Fees	$92,660	$101,870
Audit-Related Fees(1)	$5,330	$18,000
Tax Fees(2)	$18,670	$20,460
All Other Fees(3)	$1,200	$0

Total	$117,860	$140,330

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended March 31, 2012 and March 31, 2013; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	3/31/12	3/31/13
Registrant	$25,200	$38,460
Eaton Vance(1)	$356,561	$315,149

(1)	The Investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. William H. Park (Chair), Scott E. Eston, Helen Frame Peters, Ronald A. Pearlman and Ralph F. Verni are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Catherine C. McDermott, Scott H. Page, Eric A. Stein, Payson F. Swaffield, Andrew Szczurowski, Michael W. Weilheimer and other Eaton Vance Management (“EVM”) investment professionals comprise the investment team responsible for the overall management of the Fund’s investments as well as allocations of the Fund’s assets between common and preferred stocks. Ms. McDermott, and Messrs. Page, Stein, Swaffield, Szczurowski and Weilheimer are the portfolio managers responsible for the day-to-day management of specific segments of the Fund’s investment portfolio.

Ms. McDermott has been an EVM portfolio manager since 2008 and is a Vice President of EVM and Boston Management and Research, an Eaton Vance subsidiary (“BMR”). Mr. Page has been an EVM portfolio manager since 1996 and is a Vice President of EVM and BMR. He is head of EVM’s Bank Loan Investment Group. Mr. Stein became a portfolio manager effective December 6, 2012, is a Vice

President of EVM and BMR and co-manages other Eaton Vance funds and portfolios. Mr. Stein originally joined EVM in July 2002. Prior to rejoining EVM in 2008, Mr. Stein worked at the Federal Reserve Bank of New York (2007-2008) and attended business school in Chicago, Illinois. Mr. Swaffield has been an EVM portfolio manager since 1996 and is a Vice President of EVM and BMR as well as Chief Income Investment Officer. Mr. Szczurowski has been an EVM portfolio manager since November 2011 and is an Assistant Vice President of EVM and BMR. Prior to joining EVM in 2007, Mr. Szczurowski was affiliated with BNY Mellon. Mr. Weilheimer has been an EVM portfolio manager since 1996 and is a Vice President of EVM and BMR. He is director of EVM’s High Yield Investments. This information is provided as of the date of filing of this report.

The following table shows, as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Catherine C. McDermott
Registered Investment Companies	2	$3,410.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Scott H. Page
Registered Investment Companies	13	$26,534.5	0	$0
Other Pooled Investment Vehicles	7	$7,741.1	1	$378.2
Other Accounts	2	$1,523.6	0	$0

Eric A. Stein(1)
Registered Investment Companies	13	$25,504.2	0	$0
Other Pooled Investment Vehicles	3	$824.7	1	$26.4
Other Accounts	0	$0	0	$0

Payson F. Swaffield
Registered Investment Companies	2	$3,410.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Andrew Szczurowski
Registered Investment Companies	2	$3,410.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Michael W. Weilheimer
Registered Investment Companies	5	$9,479.1	0	$0
Other Pooled Investment Vehicles	4	$449.2	0	$0
Other Accounts	9	$995.1	0	$0

(1)

This portfolio manager serves as portfolio manager of one or more registered investment companies and a pooled investment vehicle that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or other portfolio manager(s).

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of the Fund’s most recent fiscal year end.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund
Catherine C. McDermott	None
Scott H. Page	$100,001-$500,000
Eric A. Stein	$1 - $10,000
Payson F. Swaffield	$100,001-$500,000
Andrew Szczurowski	None
Michael W. Weilheimer	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between a Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 9, 2013

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 9, 2013